UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21157
                                                     ---------------------

               Nuveen Arizona Dividend Advantage Municipal Fund 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT January 31, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds

      NUVEEN ARIZONA
      PREMIUM INCOME
MUNICIPAL FUND, INC.
                 NAZ

      NUVEEN ARIZONA
  DIVIDEND ADVANTAGE
      MUNICIPAL FUND
                 NFZ

      NUVEEN ARIZONA
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 2
                 NKR

      NUVEEN ARIZONA
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 3
                 NXE

        NUVEEN TEXAS
      QUALITY INCOME
      MUNICIPAL FUND
                 NTX


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DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


     Chairman's
           LETTER TO SHAREHOLDERS

     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.

"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.


     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     March 15, 2007

Nuveen Investments Municipal Closed-End Funds
(NAZ, NFZ, NKR, NXE, NTX)

Portfolio Managers'
         COMMENTS


Portfolio managers Scott Romans and Cathryn Steeves review key investment strategies and the six-month performance of these five Nuveen Funds. Scott, who joined Nuveen in 2000, has managed the Arizona Funds since 2003. Cathryn, who has been with Nuveen since 1996, assumed portfolio management responsibility for NTX in 2004.



WHAT KEY STRATEGIES WERE USED TO MANAGE THE ARIZONA AND TEXAS FUNDS DURING THIS REPORTING PERIOD?

During this six-month period, we saw very little change in short-term interest rates, while longer-term rates continued to decline, resulting in further flattening of the yield curve. In this environment, we continued to emphasize a disciplined approach to duration1 management and yield curve positioning. As part of this approach, our purchases for the Funds' portfolios focused mainly on attractively priced bonds in the 15-year to 20-year part of the yield curve for the Arizona Funds and in the 25-year to 30-year range for NTX. We believed that, in those states, bonds across these parts of the curve generally offered better value and reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we also selectively sold holdings with shorter durations, including pre-refunded bonds and bonds priced to short call dates, in all of the Funds.

We also continued to emphasize maintaining the Funds' weightings of lower credit quality bonds. As credit spreads continued to narrow during this period, we generally saw fewer interesting lower-rated credit offerings in the Texas market. However, Texas's status as the second largest state issuer of municipal debt (behind California) meant that we were still able to find opportunities to add lower-rated bonds, including a BBB rated long-term care credit, to NTX.

At the same time, Arizona's rapid population growth and resulting infrastructure needs provided a number of value opportunities in the lower-rated and non-rated sectors. During this period, we added four new positions in community development district bonds to NFZ, NKR, and NXE. The relative newness of this type of credit in the Arizona market, plus the state's continued growth, made these bonds attractive value prospects. Among the other lower-rated credits we purchased during this period were hospital bonds, increasing the exposure of all four Funds to the lower credit quality categories.



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

Apart from credit, we also continued to find value in single family housing bonds, which were added to all of the Arizona Funds.

During this period, we also purchased inverse floating rate trusts, a type of derivative financial instrument, in all of the Funds. The inverse floaters had the benefit of increasing the Funds' distributable income and bringing their durations closer to our preferred strategic target. In past shareholder reports, we have discussed the use of hedging as part of our duration management strategies. Going into this reporting period, NXE used forward interest rate swaps to reduce net asset value (NAV) volatility. We believed this strategy had been effective, and we removed the hedge in August 2006.


HOW DID THE FUNDS PERFORM?

Individual results for these Arizona and Texas Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 1/31/07

ARIZONA FUNDS              6-MONTH        1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------
NAZ                          3.30%         4.00%          5.90%         5.57%
--------------------------------------------------------------------------------
NFZ                          3.51%         4.48%          7.01%         NA
--------------------------------------------------------------------------------
NKR                          3.27%         4.34%          NA            NA
--------------------------------------------------------------------------------
NXE                          3.48%         4.83%          NA            NA
--------------------------------------------------------------------------------
TEXAS FUND
--------------------------------------------------------------------------------
NTX                          3.47%         4.67%          6.56%         6.24%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index2                  3.06%         4.29%          5.11%         5.71%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average3                     3.75%         4.98%          6.96%         6.57%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman Brothers Municipal Bond Index do not reflect any expenses.

3 The Lipper Other State Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 46; 1 year, 46; 5 years, 27; and 10 years, 18. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended January 31, 2007, the cumulative returns on NAV for all of the Funds outperformed the return on the Lehman Brothers Municipal Bond Index. All five of these Funds lagged the average return for the Lipper Other States peer group. Shareholders should note that the performance of the Lipper Other States category represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

Factors that influenced the Funds' returns during this period included duration management, allocations to lower-rated credits (or credit risk), sector weightings, advance refunding activity4 and the use of financial leverage.

As the yield curve continued to flatten over the course of this period, bonds with shorter maturities generally underperformed longer bonds. Overall, NTX was strategically well positioned in terms of duration, with limited exposure to the shortest maturities and good exposure to those parts of the yield curve that performed well during this period. However, the durations of all four of the Arizona Funds, particularly those of NAZ and NKR, were shorter than our preferred strategic target, which meant that these Funds were not able to capture as much performance as funds with longer durations. As previously mentioned, we worked to address this situation by purchasing inverse floaters in all of these Funds during this period.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, all of the Funds benefited from their weightings in lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-rated bonds, which drove up their value.

Among the lower-rated holdings making contributions to the Funds' returns for this period were health care (including hospitals) credits and industrial development revenue bonds, which ranked as the top performing revenue sectors in the Lehman Brothers Municipal Bond Index. While lower-rated tobacco bonds also performed well during


4 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

this period, NAZ, NXE, and NTX held only small allocations (approximately 1% of their portfolios) of these bonds, and NFZ and NKR did not hold any tobacco bonds. In addition, NTX's exposure to the housing sector was a slightly negative factor in its six-month performance.

In the Arizona Funds, especially in NAZ, we continued to see positive contributions from advance refunding activity, which benefited these four Funds through price appreciation and enhanced credit quality. All four of the Arizona Funds also benefited from the credit quality upgrade of their holdings of Catholic Healthcare West bonds to A2/A from A3/A-.

On the other hand, holdings of older, previously pre-refunded bonds in the Funds tended to underperform the general municipal market, due primarily to their shorter effective maturities and higher credit quality. Among these five Funds, NAZ had the heaviest allocation of pre-refunded bonds going into this period.

Another factor in the six-month performance of these Funds, especially relative to that of the unleveraged Lehman Brothers Municipal Bond Index, was the use of financial leverage. While leverage can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The Funds' leveraging strategy positively impacted their results over this period.

Dividend and Share Price
       INFORMATION


As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. While the Funds' leveraging strategy continued to provide incremental income, the extent of this benefit was reduced during this period due to higher short-term interest rates, which increased the Funds' borrowing costs. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which generally offered lower yields. These factors resulted in one monthly dividend reduction in NKR and NTX and two in NFZ over the six-month period ended January 31, 2007. The dividends of NAZ and NXE remained stable during this period.

Due to normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2006, as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NFZ                          $0.0614                            $0.0016
--------------------------------------------------------------------------------
NKR                          $0.0405                                 --
--------------------------------------------------------------------------------
NTX                          $0.0363                                 --
--------------------------------------------------------------------------------

These distributions, which were generated by bond calls and sales of appreciated securities, had a slight negative impact on the earning power per common share of these Funds and were a minor factor in the common share dividend reductions noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2007, all of the Arizona Funds had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes, while NTX had positive UNII balances for both financial statement and, based on our best estimates, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             1/31/07                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NAZ                           -2.31%                             -3.80%
--------------------------------------------------------------------------------
NFZ                           +1.48%                             +4.15%
--------------------------------------------------------------------------------
NKR                           +0.53%                             +1.76%
--------------------------------------------------------------------------------
NXE                           -1.59%                             -4.45%
--------------------------------------------------------------------------------
NTX                           -4.22%                             -3.45%
--------------------------------------------------------------------------------

Nuveen Arizona Premium Income Municipal Fund, Inc.
NAZ

Performance
     OVERVIEW  As of January 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              78%
AA                                6%
A                                 5%
BBB                               9%
N/R                               2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                            0.058
Mar                            0.055
Apr                            0.055
May                            0.055
Jun                            0.051
Jul                            0.051
Aug                            0.051
Sep                            0.051
Oct                            0.051
Nov                            0.051
Dec                            0.051
Jan                            0.051

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/01/06                       14.24
                              14.18
                              14.19
                              14.3
                              14.25
                              14.13
                              14.26
                              14.23
                              14.19
                              14.14
                              14.2
                              14.22
                              14.1
                              14.18
                              13.75
                              13.46
                              13.64
                              13.63
                              13.62
                              13.64
                              13.29
                              13.44
                              13.2
                              13.32
                              13.3
                              13.35
                              13.44
                              13.46
                              13.82
                              13.68
                              13.767
                              13.75
                              13.72
                              13.69
                              13.85
                              13.8
                              13.69
                              13.8
                              13.7
                              13.7501
                              13.86
                              13.75
                              13.88
                              14.01
                              13.92
                              13.86
                              13.9212
                              14.2
                              13.97
                              13.75
                              13.81
                              13.81
                              13.88
                              13.94
                              13.88
                              13.85
1/31/07                       13.93

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.93
------------------------------------
Common Share
Net Asset Value               $14.26
------------------------------------
Premium/(Discount) to NAV     -2.31%
------------------------------------
Market Yield                   4.39%
------------------------------------
Taxable-Equivalent Yield1      6.37%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $63,713
------------------------------------
Average Effective
Maturity on Securities (Years) 14.18
------------------------------------
Leverage-Adjusted Duration      8.52
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/19/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.02%         3.30%
------------------------------------
1-Year          2.30%         4.00%
------------------------------------
5-Year          2.43%         5.90%
------------------------------------
10-Year         5.39%         5.57%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         26.3%
------------------------------------
U.S. Guaranteed                23.4%
------------------------------------
Water and Sewer                16.0%
------------------------------------
Education and Civic
   Organizations                9.9%
------------------------------------
Health Care                     8.3%
------------------------------------
Utilities                       8.1%
------------------------------------
Other                           8.0%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Arizona Dividend Advantage Municipal Fund
NFZ

Performance
     OVERVIEW  As of January 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              69%
AA                               12%
A                                 5%
BBB                              10%
N/R                               4%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                            0.069
Mar                            0.069
Apr                            0.069
May                            0.069
Jun                           0.0655
Jul                           0.0655
Aug                           0.0655
Sep                           0.0615
Oct                           0.0615
Nov                           0.0615
Dec                           0.0585
Jan                           0.0585

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/01/06                       16.36
                              16.35
                              16.55
                              16.74
                              16.04
                              15.78
                              15.76
                              16
                              16.03
                              15.91
                              15.19
                              15.1
                              15.49
                              15.8
                              16.5
                              16.05
                              16.1
                              15.9
                              16.08
                              15.66
                              15.48
                              15.35
                              15.35
                              15.57
                              15.67
                              16.02
                              15.7
                              15.9
                              16
                              16.45
                              16.13
                              16
                              16.18
                              15.97
                              16
                              16.1
                              15.9
                              16.22
                              15.79
                              15.54
                              15.66
                              15.7699
                              15.85
                              15.65
                              15.51
                              15.51
                              15.7
                              15.5
                              15.29
                              15.24
                              15.045
                              15.045
                              15.35
                              15.24
                              14.98
                              14.9
1/31/07                       15.08


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.08
------------------------------------
Common Share
Net Asset Value               $14.86
------------------------------------
Premium/(Discount) to NAV      1.48%
------------------------------------
Market Yield                   4.66%
------------------------------------
Taxable-Equivalent Yield1      6.76%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $23,011
------------------------------------
Average Effective
Maturity on Securities (Years) 15.09
------------------------------------
Leverage-Adjusted Duration      9.13
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/30/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -2.50%         3.51%
------------------------------------
1-Year         -1.22%         4.48%
------------------------------------
5-Year          5.63%         7.01%
------------------------------------
Since
Inception       5.97%         6.81%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         34.3%
------------------------------------
Utilities                      15.6%
------------------------------------
Tax Obligation/General         13.7%
------------------------------------
U.S. Guaranteed                11.7%
------------------------------------
Water and Sewer                 7.2%
------------------------------------
Health Care                     5.1%
------------------------------------
Other                          12.4%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0630 per share.

Nuveen Arizona Dividend Advantage Municipal Fund 2
NKR

Performance
     OVERVIEW  As of January 31, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              67%
AA                                8%
A                                10%
BBB                              11%
N/R                               4%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                           0.0685
Mar                           0.0685
Apr                           0.0685
May                           0.0685
Jun                           0.0645
Jul                           0.0645
Aug                           0.0645
Sep                           0.0615
Oct                           0.0615
Nov                           0.0615
Dec                           0.0615
Jan                           0.0615


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/01/06                       15.55
                              15.55
                              15.67
                              15.74
                              15.65
                              15.41
                              15.53
                              15.21
                              15.2
                              15.15
                              14.99
                              15.4
                              15.06
                              15.3
                              14.96
                              14.96
                              15.5
                              15
                              15.38
                              15.15
                              14.91
                              15.1
                              14.82
                              14.75
                              14.9
                              15.17
                              15.23
                              15.27
                              15.95
                              15.9
                              15.75
                              15.9
                              15.66
                              15.55
                              15.35
                              15.55
                              15.71
                              16.28
                              15.73
                              15.55
                              15.47
                              15.7
                              15.82
                              15.24
                              15.35
                              15.35
                              15.27
                              15.23
                              15.2
                              15.19
                              15.0307
                              15.0307
                              15.21
                              14.94
                              14.89
                              15.0501
1/31/07                       15.16


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.16
------------------------------------
Common Share
Net Asset Value               $15.08
------------------------------------
Premium/(Discount) to NAV      0.53%
------------------------------------
Market Yield                   4.87%
------------------------------------
Taxable-Equivalent Yield1      7.07%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $36,679
------------------------------------
Average Effective
Maturity on Securities (Years) 15.36
------------------------------------
Leverage-Adjusted Duration      9.04
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.31%         3.27%
------------------------------------
1-Year          3.15%         4.34%
------------------------------------
Since
Inception       6.21%         7.10%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         32.9%
------------------------------------
Tax Obligation/General         18.3%
------------------------------------
Health Care                    10.6%
------------------------------------
U.S. Guaranteed                 9.4%
------------------------------------
Water and Sewer                 7.8%
------------------------------------
Education and Civic
   Organizations                7.2%
------------------------------------
Housing/Multifamily             5.4%
------------------------------------
Other                           8.4%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0405 per share.

Nuveen Arizona Dividend Advantage Municipal Fund 3
NXE

Performance
     OVERVIEW  As of January 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              69%
AA                                8%
A                                 8%
BBB                              11%
N/R                               4%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                           0.0605
Mar                           0.0605
Apr                           0.0605
May                           0.0605
Jun                           0.0565
Jul                           0.0565
Aug                           0.0565
Sep                           0.0565
Oct                           0.0565
Nov                           0.0565
Dec                           0.0565
Jan                           0.0565

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/01/06                       14.35
                              14.2
                              14.27
                              14.56
                              14.4
                              14.36
                              14.43
                              14.5
                              14.4
                              14.3
                              14.3
                              14.7
                              14.19
                              14.5
                              14.3
                              13.85
                              13.7
                              13.6
                              14
                              13.65
                              13.8
                              13.56
                              13.59
                              13.62
                              13.59
                              13.45
                              13.64
                              13.58
                              13.89
                              13.81
                              14
                              13.95
                              13.98
                              13.8201
                              13.78
                              13.8635
                              13.8
                              14.05
                              13.75
                              13.8
                              13.99
                              14.1
                              13.9
                              14.08
                              14
                              14
                              14.19
                              14.4
                              14.42
                              13.8
                              13.85
                              13.85
                              13.9
                              14.1
                              13.76
                              13.99
1/31/06                       14.25


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.25
------------------------------------
Common Share
Net Asset Value               $14.48
------------------------------------
Premium/(Discount) to NAV     -1.59%
------------------------------------
Market Yield                   4.76%
------------------------------------
Taxable-Equivalent Yield1      6.91%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $44,429
------------------------------------
Average Effective
Maturity on Securities (Years) 15.65
------------------------------------
Leverage-Adjusted Duration      8.52
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.97%         3.48%
------------------------------------
1-Year          4.46%         4.83%
------------------------------------
Since
Inception       4.25%         5.62%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         25.5%
------------------------------------
U.S. Guaranteed                15.4%
------------------------------------
Health Care                    12.2%
------------------------------------
Education and Civic
   Organizations                9.1%
------------------------------------
Transportation                  9.0%
------------------------------------
Utilities                       8.1%
------------------------------------
Water and Sewer                 7.4%
------------------------------------
Tax Obligation/General          6.1%
------------------------------------
Other                           7.2%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.1%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Texas Quality Income Municipal Fund
NTX

Performance
     OVERVIEW  As of January 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              68%
AA                               11%
A                                 7%
BBB                              11%
BB or Lower                       1%
N/R                               2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                           0.0695
Mar                            0.066
Apr                            0.066
May                            0.066
Jun                           0.0635
Jul                           0.0635
Aug                           0.0635
Sep                           0.0605
Oct                           0.0605
Nov                           0.0605
Dec                           0.0605
Jan                           0.0605

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/01/06                       15.01
                              15.12
                              15.15
                              15.35
                              15.14
                              15.11
                              14.96
                              14.95
                              14.93
                              14.99
                              14.961
                              14.95
                              14.96
                              15.04
                              14.86
                              14.48
                              14.52
                              14.39
                              14.43
                              14.43
                              14.25
                              14.05
                              14.2
                              14.35
                              14.46
                              14.14
                              14.14
                              14.95
                              14.79
                              15
                              14.95
                              14.86
                              14.96
                              14.88
                              14.84
                              14.9
                              14.83
                              14.73
                              14.59
                              14.64
                              14.67
                              14.86
                              14.81
                              14.87
                              14.91
                              14.87
                              14.87
                              14.8
                              14.58
                              14.62
                              14.64
                              14.64
                              14.6
                              14.69
                              14.61
                              14.63
1/31/07                       14.54


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.54
------------------------------------
Common Share
Net Asset Value               $15.18
------------------------------------
Premium/(Discount) to NAV     -4.22%
------------------------------------
Market Yield                   4.99%
------------------------------------
Taxable-Equivalent Yield1      6.93%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $144,142
------------------------------------
Average Effective
Maturity on Securities (Years) 16.35
------------------------------------
Leverage-Adjusted Duration      7.51
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.57%         3.47%
------------------------------------
1-Year          2.35%         4.67%
------------------------------------
5-Year          5.82%         6.56%
------------------------------------
10-Year         6.16%         6.24%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         30.9%
------------------------------------
U.S. Guaranteed                13.0%
------------------------------------
Education and Civic
   Organizations               12.5%
------------------------------------
Health Care                     9.0%
------------------------------------
Water and Sewer                 7.3%
------------------------------------
Utilities                       6.5%
------------------------------------
Long-Term Care                  4.8%
------------------------------------
Transportation                  4.3%
------------------------------------
Other                          11.7%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $.0363 per share.

               Shareholder
                      MEETING REPORT

               The shareholder meeting was held in the offices of Nuveen Investments on November 14, 2006.

                                             NAZ                                NFZ                                NKR
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                        Common and                          Common and
                                MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                shares voting    shares voting    shares voting    shares voting      shares voting    shares voting
                                     together         together         together         together           together         together
                                   as a class       as a class       as a class       as a class         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                              4,201,587               --        1,524,703               --          2,318,969              --
   Withhold                            65,555               --            3,051               --             41,694              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,267,142               --        1,527,754               --          2,360,663              --
====================================================================================================================================
Lawrence H. Brown
   For                              4,194,800               --        1,524,703               --          2,314,969              --
   Withhold                            72,342               --            3,051               --             45,694              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,267,142               --        1,527,754               --          2,360,663              --
====================================================================================================================================
Jack B. Evans
   For                              4,201,587               --        1,521,103               --          2,318,969              --
   Withhold                            65,555               --            6,651               --             41,694              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,267,142               --        1,527,754               --          2,360,663              --
====================================================================================================================================
William C. Hunter
   For                              4,204,087               --        1,521,103               --          2,315,681              --
   Withhold                            63,055               --            6,651               --             44,982              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,267,142               --        1,527,754               --          2,360,663              --
====================================================================================================================================
David J. Kundert
   For                              4,203,087               --        1,524,703               --          2,318,569              --
   Withhold                            64,055               --            3,051               --             42,094              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,267,142               --        1,527,754               --          2,360,663              --
====================================================================================================================================
William J. Schneider
   For                                     --            1,068               --              467                --              721
   Withhold                                --                1               --                1                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            1,069               --              468                --              721
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --            1,068               --              467                --              721
   Withhold                                --                1               --                1                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            1,069               --              468                --              721
====================================================================================================================================
Judith M. Stockdale
   For                              4,178,759               --        1,519,803               --          2,313,511              --
   Withhold                            88,383               --            7,951               --             47,152              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,267,142               --        1,527,754               --          2,360,663              --
====================================================================================================================================
Eugene S. Sunshine
   For                              4,195,900               --        1,524,703               --          2,315,681              --
   Withhold                            71,242               --            3,051               --             44,982              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,267,142               --        1,527,754               --          2,360,663              --
====================================================================================================================================

               Shareholder
                      MEETING REPORT (continued)
                                                                               NXE                                 NTX
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                     Common and                          Common and
                                                                  MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                                                  shares voting    shares voting      shares voting    shares voting
                                                                       together         together           together         together
                                                                     as a class       as a class         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                2,979,003                --         8,583,557               --
   Withhold                                                              25,690                --           176,465               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,004,693                --         8,760,022               --
====================================================================================================================================
Lawrence H. Brown
   For                                                                2,960,435                --         8,588,966               --
   Withhold                                                              44,258                --           171,056               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,004,693                --         8,760,022               --
====================================================================================================================================
Jack B. Evans
   For                                                                2,958,809                --         8,592,043               --
   Withhold                                                              45,884                --           167,979               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,004,693                --         8,760,022               --
====================================================================================================================================
William C. Hunter
   For                                                                2,979,109                --         8,592,712               --
   Withhold                                                              25,584                --           167,310               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,004,693                --         8,760,022               --
====================================================================================================================================
David J. Kundert
   For                                                                2,975,303                --         8,587,772               --
   Withhold                                                              29,390                --           172,250               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,004,693                --         8,760,022               --
====================================================================================================================================
William J. Schneider
   For                                                                       --               880                --            2,392
   Withhold                                                                  --                --                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --               880                --            2,392
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                       --               880                --            2,392
   Withhold                                                                  --                --                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --               880                --            2,392
====================================================================================================================================
Judith M. Stockdale
   For                                                                2,974,303                --         8,593,633               --
   Withhold                                                              30,390                --           166,389               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,004,693                --         8,760,022               --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                2,976,335                --         8,591,046               --
   Withhold                                                              28,358                --           168,976               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              3,004,693                --         8,760,022               --
====================================================================================================================================

                        Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.5% (1.0% OF TOTAL INVESTMENTS)

$         895   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      935,499
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 14.8% (9.9% OF TOTAL INVESTMENTS)

        1,000   Arizona State University, System Revenue Bonds, Series 2002,          7/12 at 100.00         AAA          1,042,300
                 5.000%, 7/01/25 - FGIC Insured

                Arizona State University, System Revenue Bonds, Series 2005:
        2,455    5.000%, 7/01/20 - AMBAC Insured                                      7/15 at 100.00         AAA          2,611,752
        1,500    5.000%, 7/01/21 - AMBAC Insured                                      7/15 at 100.00         AAA          1,594,680

        1,250   Glendale Industrial Development Authority, Arizona, Revenue           5/11 at 101.00          A-          1,337,950
                 Bonds, Midwestern University, Series 2001A, 5.875%, 5/15/31

        1,180   Northern Arizona University, System Revenue Bonds,                    6/17 at 100.00         AAA          1,266,093
                 Series 2006, 5.000%, 6/01/24 - FGIC Insured

        1,500   Tempe Industrial Development Authority, Arizona, Lease                7/13 at 100.00         AAA          1,568,550
                 Revenue Bonds, Arizona State University Foundation Project,
                 Series 2003, 5.000%, 7/01/34 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,885   Total Education and Civic Organizations                                                                   9,421,325
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 12.4% (8.3% OF TOTAL INVESTMENTS)

          800   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00           A            879,048
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

        1,450   Arizona Health Facilities Authority, Hospital System Revenue         11/09 at 100.00        Baa3          1,512,539
                 Bonds, Phoenix Children's Hospital, Series 1999A,
                 6.125%, 11/15/22

          675   Glendale Industrial Development Authority, Arizona, Revenue          12/15 at 100.00         BBB            686,043
                 Bonds, John C. Lincoln Health Network, Series 2005B,
                 5.000%, 12/01/37

          550   Maricopa County Industrial Development Authority, Arizona,            5/16 at 100.00          AA            573,837
                 Health Facilities Revenue Bonds, Mayo Clinic, Series 2006,
                 5.000%, 11/15/36

        2,150   Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00           A          2,265,348
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23

          385   Maricopa County, Arizona, Hospital Revenue Bonds,                     4/15 at 100.00        Baa1            400,681
                 Sun Health Corporation, Series 2005, 5.000%, 4/01/16

          515   Puerto Rico Industrial, Tourist, Educational, Medical and            11/10 at 101.00          AA            559,918
                 Environmental Control Facilities Financing Authority, Hospital
                 Revenue Bonds, Hospital de la Concepcion, Series 2000A,
                 6.375%, 11/15/15

        1,055   Winslow Industrial Development Authority, Arizona, Hospital           6/08 at 101.00         N/R          1,030,366
                 Revenue Bonds, Winslow Memorial Hospital, Series 1998,
                 5.500%, 6/01/22

------------------------------------------------------------------------------------------------------------------------------------
        7,580   Total Health Care                                                                                         7,907,780
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.5% (1.0% OF TOTAL INVESTMENTS)

          400   Phoenix Industrial Development Authority, Arizona, GNMA               6/11 at 102.00         Aaa            420,900
                 Collateralized Multifamily Housing Revenue Bonds, Campaigne
                 Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative
                 Minimum Tax)

          530   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            539,593
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          930   Total Housing/Multifamily                                                                                   960,493
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.7% (1.8% OF TOTAL INVESTMENTS)

        1,690   The Industrial Development Authority of The City of Tucson,           1/17 at 103.00         Aaa          1,744,773
                 Arizona, Tax-Exempt Single Family Mortgage Revenue Bonds,
                 Series 2007A-1, 5.100%, 7/01/38
------------------------------------------------------------------------------------------------------------------------------------


                                       17

                        Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ) (continued)
                               Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.1% (1.4% OF TOTAL INVESTMENTS)

$       1,345   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB     $    1,347,703
                 Solid Waste Disposal Revenue Bonds, Waste Management
                 Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08)
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 4.1% (2.8% OF TOTAL INVESTMENTS)

          630   Maricopa County Union High School District 210 Phoenix,               7/16 at 100.00         AAA            671,624
                 Arizona, General Obligation Bonds, Series 2006C,
                 5.000%, 7/01/24 - MBIA Insured

        1,525   Maricopa County Union High School District 210, Phoenix,              7/14 at 100.00         AAA          1,615,463
                 Arizona, General Obligation Bonds, Series 2004A,
                 5.000%, 7/01/21 - FSA Insured

          330   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         BBB            345,065
                 Bonds, Series 2001A, 5.375%, 7/01/28

------------------------------------------------------------------------------------------------------------------------------------
        2,485   Total Tax Obligation/General                                                                              2,632,152
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 39.3% (26.3% OF TOTAL INVESTMENTS)

                Bullhead City, Arizona, Special Assessment Bonds, Parkway
                District Improvements, Series 1993:
          720    6.100%, 1/01/08                                                      7/07 at 100.00        Baa2            725,544
          775    6.100%, 1/01/09                                                      7/07 at 100.00        Baa2            780,805

          474   Estrella Mountain Ranch Community Facilities District,                7/10 at 102.00         N/R            523,348
                 Goodyear, Arizona, Special Assessment Lien Bonds,
                 Series 2001A, 7.875%, 7/01/25

                Greater Arizona Development Authority, Infrastructure Revenue
                Bonds, Series 2006A:
          740    5.000%, 8/01/23 - MBIA Insured                                       8/16 at 100.00         AAA            786,879
          875    5.000%, 8/01/25 - MBIA Insured                                       8/16 at 100.00         AAA            928,314

        1,280   Greater Arizona Development Authority, Infrastructure Revenue         8/16 at 100.00         AAA          1,363,149
                 Bonds, Series 2006, 5.000%, 8/01/22 - MBIA Insured

          575   Marana Municipal Property Corporation, Arizona, Revenue               7/13 at 100.00         AAA            599,144
                 Bonds, Series 2003, 5.000%, 7/01/28 - AMBAC Insured

        1,110   Marana, Arizona, Tangerine Farms Road Improvement                     7/16 at 100.00        Baa1          1,103,440
                 District Revenue Bonds, Series 2006, 4.600%, 1/01/26

        3,400   Maricopa County Stadium District, Arizona, Revenue Refunding          6/12 at 100.00         Aaa          3,638,340
                 Bonds, Series 2002, 5.375%, 6/01/18 - AMBAC Insured

        3,400   Mesa, Arizona, Street and Highway User Tax Revenue Bonds,             7/15 at 100.00         AAA          3,604,680
                 Series 2005, 5.000%, 7/01/24 - FSA Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Subordinate           7/13 at 100.00         AAA          2,116,200
                 Lien Excise Tax Revenue Bonds, Series 2003A,
                 5.000%, 7/01/21 - MBIA Insured

        1,200   Prescott Valley Municipal Property Corporation, Arizona,              1/13 at 100.00         AAA          1,246,920
                 Municipal Facilities Revenue Bonds, Series 2003,
                 5.000%, 1/01/27 - FGIC Insured

                Puerto Rico Infrastructure Financing Authority, Special Tax
                Revenue Bonds, Series 2005A
       11,970    0.000%, 7/01/42 - FGIC Insured (UB)                                    No Opt. Call         AAA          2,366,230
        2,875    0.000%, 7/01/43 - AMBAC Insured (UB)                                   No Opt. Call         AAA            541,822

        1,000   Puerto Rico Public Buildings Authority, Guaranteed                    7/12 at 100.00         BBB          1,039,700
                 Government Facilities Revenue Refunding Bonds,
                 Series 2002D, 5.125%, 7/01/24

        1,610   San Luis Civic Improvement Corporation, Arizona, Municipal            7/15 at 100.00         AAA          1,698,711
                 Facilities Excise Tax Revenue Bonds, Series 2005,
                 5.000%, 7/01/25 - XLCA Insured

        1,350   Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004,                7/14 at 100.00         AAA          1,456,434
                 5.250%, 7/01/20 - AMBAC Insured

          500   Tucson, Arizona, Certificates of Participation, Series 2000,          7/08 at 100.00         AAA            512,235
                 5.700%, 7/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       35,854   Total Tax Obligation/Limited                                                                             25,031,895
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 35.1% (23.4% OF TOTAL INVESTMENTS) (4)

        1,000   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00     BBB (4)          1,128,290
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 7.000%, 12/01/25 (Pre-refunded 12/01/10)

        1,000   Arizona State University, Certificates of Participation,              7/12 at 100.00         AAA          1,075,660
                 Series 2002, 5.375%, 7/01/19 (Pre-refunded 7/01/12) -
                 MBIA Insured


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Arizona Tourism and Sports Authority, Tax Revenue Bonds,
                Multipurpose Stadium Facility Project, Series 2003A:
$       1,000    5.375%, 7/01/20 (Pre-refunded 7/01/13) - MBIA Insured                7/13 at 100.00         Aaa     $    1,087,420
        1,000    5.375%, 7/01/21 (Pre-refunded 7/01/13) - MBIA Insured                7/13 at 100.00         Aaa          1,087,420

        1,250   Maricopa County Industrial Development Authority, Arizona,              No Opt. Call         AAA          1,513,075
                 Hospital Revenue Refunding Bonds, Samaritan Health
                 Services, Series 1990A, 7.000%, 12/01/16 - MBIA
                 Insured (ETM)

        3,000   Mesa Industrial Development Authority, Arizona, Revenue               1/10 at 101.00         AAA          3,190,710
                 Bonds, Discovery Health System, Series 1999A,
                 5.750%, 1/01/25 (Pre-refunded 1/01/10) - MBIA Insured

          345   Mohave County Industrial Development Authority, Arizona,              2/07 at 100.00         AAA            345,000
                 GNMA Collateralized Healthcare Revenue Refunding Bonds,
                 Chris Ridge and Silver Village Projects, Series 1996, 6.375%,
                 11/01/31 (Pre-refunded 2/01/07)

        1,050   Northern Arizona University, System Revenue Bonds,                    6/12 at 100.00         AAA          1,111,562
                 Series 2002, 5.000%, 6/01/34 (Pre-refunded 6/01/12) -
                 FGIC Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/10 at 101.00         AAA          2,160,260
                 Wastewater System Revenue Bonds, Series 2000,
                 6.000%, 7/01/24 (Pre-refunded 7/01/10) - FGIC Insured

                Phoenix Industrial Development Authority, Arizona, Government
                Office Lease Revenue Bonds, Capitol Mall LLC, Series 2000:
          700    5.375%, 9/15/22 (Pre-refunded 9/15/10) - AMBAC Insured               9/10 at 100.00         AAA            738,038
        2,000    5.500%, 9/15/27 (Pre-refunded 9/15/10) - AMBAC Insured               9/10 at 100.00         AAA          2,117,080

        1,000   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00    BBB+ (4)          1,095,010
                 Revenue Bonds, Series 2000B, 6.500%, 7/01/27
                 (Pre-refunded 7/01/10)

        1,500   Scottsdale Industrial Development Authority, Arizona,                12/11 at 101.00      A3 (4)          1,641,315
                 Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31 (Pre-refunded 12/01/11)

        3,215   Tucson Industrial Development Authority, Arizona, Senior              7/10 at 101.00      AA (4)          3,428,958
                 Living Facilities Revenue Bonds, Christian Care Project,
                 Series 2000A, 5.625%, 7/01/20 (Pre-refunded 7/01/10) -
                 RAAI Insured

          600   Tucson, Arizona, Junior Lien Street and Highway User                  7/10 at 100.00         AAA            623,724
                 Revenue Bonds, Series 2000E, 5.000%, 7/01/18
                 (Pre-refunded 7/01/10) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,660   Total U.S. Guaranteed                                                                                    22,343,522
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.1% (8.1% OF TOTAL INVESTMENTS)

        1,000   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,093,800
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/15

          620   Pima County Industrial Development Authority, Arizona,                7/07 at 100.50         AAA            637,112
                 Lease Obligation Revenue Refunding Bonds, Tucson Electric
                 Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

        2,170   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          2,294,298
                 Series 2005RR, 5.000%, 7/01/27 - XLCA Insured

          530   Salt River Project Agricultural Improvement and Power                 1/13 at 100.00         Aa1            555,954
                 District, Arizona, Electric System Revenue Bonds,
                 Series 2002B, 5.000%, 1/01/22

                Salt River Project Agricultural Improvement and Power District,
                Arizona, Electric System Revenue Refunding Bonds, Series 2002A:
        2,000    5.125%, 1/01/27                                                      1/12 at 101.00         Aa1          2,097,020
        1,000    5.000%, 1/01/31                                                      1/12 at 101.00         Aa1          1,041,490

------------------------------------------------------------------------------------------------------------------------------------
        7,320   Total Utilities                                                                                           7,719,674
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 24.0% (16.0% OF TOTAL INVESTMENTS)

        1,825   Arizona Water Infrastructure Finance Authority, Water                10/14 at 100.00         AAA          1,941,654
                 Quality Revenue Bonds, Series 2004A, 5.000%, 10/01/19

        1,005   Cottonwood, Arizona, Senior Lien Water System Revenue                 7/14 at 100.00         AAA          1,055,421
                 Bonds, Municipal Property Corporation, Series 2004,
                 5.000%, 7/01/24 - XLCA Insured

        3,500   Glendale, Arizona, Water and Sewer Revenue Bonds,                     7/13 at 100.00         AAA          3,659,948
                 Subordinate Lien, Series 2003, 5.000%, 7/01/28 -
                 AMBAC Insured

          600   Oro Valley Municipal Property Corporation, Arizona, Senior            7/13 at 100.00         AAA            630,870
                 Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured


                                       19

                        Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,415   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/14 at 100.00         AAA     $    1,491,523
                 Wastewater System Revenue Bonds, Series 2004,
                 5.000%, 7/01/24 - MBIA Insured

        1,500   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/12 at 100.00         AAA          1,559,025
                 Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 -
                 FGIC Insured

        3,295   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/15 at 100.00         AAA          3,495,731
                 Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 -
                 MBIA Insured

        1,250   Phoenix Civic Improvement Corporation, Arizona, Junior Lien             No Opt. Call         AAA          1,444,200
                 Water System Revenue Refunding Bonds, Series 2001,
                 5.500%, 7/01/21 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,390   Total Water and Sewer                                                                                    15,278,372
------------------------------------------------------------------------------------------------------------------------------------
$     102,034   Total Investments (cost $91,688,321) - 149.6%                                                            95,323,188
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.2)%                                                                       (2,054,352)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.7%                                                                        444,554
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.1)%                                                        (30,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  63,713,390
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.2% (4.7% OF TOTAL INVESTMENTS)

$       1,000   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00        BBB-     $    1,024,450
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/29

          300   Puerto Rico Industrial, Tourist, Educational, Medical and             9/11 at 100.00         BBB            310,533
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, University of the Sacred Heart,
                 Series 2001, 5.250%, 9/01/21

          305   Tucson Industrial Development Authority, Arizona, Charter             9/14 at 100.00        BBB-            318,691
                 School Revenue Bonds, Arizona Agribusiness and Equine
                 Center Charter School, Series 2004A, 6.125%, 9/01/34

------------------------------------------------------------------------------------------------------------------------------------
        1,605   Total Education and Civic Organizations                                                                   1,653,674
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 7.9% (5.1% OF TOTAL INVESTMENTS)

          365   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00           A            401,066
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

           10   California Health Facilities Financing Authority, Health Facility     3/13 at 100.00           A             10,250
                 Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/28

          250   Glendale Industrial Development Authority, Arizona, Revenue          12/15 at 100.00         BBB            254,090
                 Bonds, John C. Lincoln Health Network, Series 2005B,
                 5.000%, 12/01/37

          200   Maricopa County Industrial Development Authority, Arizona,            5/16 at 100.00          AA            208,668
                 Health Facilities Revenue Bonds, Mayo Clinic, Series 2006,
                 5.000%, 11/15/36

          750   Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00           A            790,238
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23

          140   Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health          4/15 at 100.00        Baa1            145,702
                 Corporation, Series 2005, 5.000%, 4/01/16

------------------------------------------------------------------------------------------------------------------------------------
        1,715   Total Health Care                                                                                         1,810,014
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.7% (4.3% OF TOTAL INVESTMENTS)

        1,000   Maricopa County Industrial Development Authority, Arizona,            7/09 at 102.00         Aaa          1,034,900
                 Multifamily Housing Revenue Bonds, Whispering Palms
                 Apartments, Series 1999A, 5.900%, 7/01/29 - MBIA Insured

          275   Phoenix Industrial Development Authority, Arizona, GNMA               6/11 at 102.00         Aaa            289,369
                 Collateralized Multifamily Housing Revenue Bonds, Campaigne
                 Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative
                 Minimum Tax)

          205   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            208,711
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,480   Total Housing/Multifamily                                                                                 1,532,980
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.0% (1.9% OF TOTAL INVESTMENTS)

           25   Pima County Industrial Development Authority, Arizona,               11/10 at 101.00         AAA             25,849
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 2001A-4, 5.050%, 5/01/17

          635   The Industrial Development Authority of The City of Tucson,           1/17 at 103.00         Aaa            655,580
                 Arizona, Tax-Exempt Single Family Mortgage Revenue Bonds,
                 Series 2007A-1, 5.100%, 7/01/38

------------------------------------------------------------------------------------------------------------------------------------
          660   Total Housing/Single Family                                                                                 681,429
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.2% (1.5% OF TOTAL INVESTMENTS)

          510   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB            511,025
                 Solid Waste Disposal Revenue Bonds, Waste Management
                 Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08)
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 21.1% (13.7% OF TOTAL INVESTMENTS)

        1,000   Maricopa County Unified School District 11, Peoria, Arizona,          7/15 at 100.00         AAA          1,067,520
                 General Obligation Bonds, Second Series 2005,
                 5.000%, 7/01/20 - FGIC Insured


                                       21

                        Nuveen Arizona Dividend Advantage Municipal Fund (NFZ) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         240   Maricopa County Union High School District 210 Phoenix,               7/16 at 100.00         AAA     $      255,857
                 Arizona, General Obligation Bonds, Series 2006C,
                 5.000%, 7/01/24 - MBIA Insured

        1,020   Tucson, Arizona, General Obligation Refunding Bonds,                  7/07 at 100.00          AA          1,024,763
                 Series 1997, 5.000%, 7/01/19

        2,340   Yuma & La Paz Counties Community College District, Arizona,           7/16 at 100.00         AAA          2,505,907
                 General Obligation Bonds, Series 2006, 5.000%, 7/01/21 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,600   Total Tax Obligation/General                                                                              4,854,047
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED - 52.8% (34.3% OF TOTAL INVESTMENTS)

        1,500   Arizona School Facilities Board, School Improvement Revenue           7/14 at 100.00         AAA          1,674,105
                 Bonds, Series 2004A, 5.750%, 7/01/18 - AMBAC Insured

        1,220   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          1,269,142
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.000%, 7/01/31 - MBIA Insured

           98   Centerra Community Facilities District, Goodyear, Arizona,            7/15 at 100.00         N/R            100,493
                 General Obligation Bonds, Series 2005, 5.500%, 7/15/29

          184   Estrella Mountain Ranch Community Facilities District,                7/10 at 102.00         N/R            203,156
                 Goodyear, Arizona, Special Assessment Lien Bonds,
                 Series 2001A, 7.875%, 7/01/25

          275   Greater Arizona Development Authority, Infrastructure Revenue         8/16 at 100.00         AAA            292,421
                 Bonds, Series 2006A, 5.000%, 8/01/23 - MBIA Insured

        1,000   Greater Arizona Development Authority, Infrastructure Revenue         8/16 at 100.00         AAA          1,064,960
                 Bonds, Series 2006, 5.000%, 8/01/22 - MBIA Insured

        1,180   Marana Municipal Property Corporation, Arizona, Revenue               7/13 at 100.00         AAA          1,240,711
                 Bonds, Series 2003, 5.000%, 7/01/23 - AMBAC Insured

          415   Marana, Arizona, Tangerine Farms Road Improvement District            7/16 at 100.00        Baa1            412,547
                 Revenue Bonds, Series 2006, 4.600%, 1/01/26

          330   Palm Valley Community Facility District 3, Goodyear, Arizona,         7/16 at 100.00         N/R            334,673
                 General Obligation Bonds, Series 2006, 5.300%, 7/15/31

          100   Parkway Community Facilities District 1, Prescott Valley,             7/16 at 100.00         N/R            101,442
                 Arizona, General Obligation Bonds, Series 2006,
                 5.350%, 7/15/31

          900   Phoenix Industrial Development Authority, Arizona,                    3/12 at 100.00         AAA            956,223
                 Government Bonds, Capitol Mall LLC II, Series 2001,
                 5.250%, 9/15/16 - AMBAC Insured

          680   Pinal County Industrial Development Authority, Arizona,                 No Opt. Call           A            702,467
                 Correctional Facilities Contract Revenue Bonds, Florence
                 West Prison LLC, Series 2002A, 5.000%, 10/01/18 -
                 ACA Insured

           75   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA             62,384
                 Bonds, Residual Series 1534, 5.655%, 7/01/42 -
                 AMBAC Insured (IF)

        4,495   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA            888,572
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/42 -
                 FGIC Insured (UB)

          600   San Luis Civic Improvement Corporation, Arizona, Municipal            7/15 at 100.00         AAA            633,060
                 Facilities Excise Tax Revenue Bonds, Series 2005,
                 5.000%, 7/01/25 - XLCA Insured

        1,000   Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004,                7/14 at 100.00         AAA          1,078,840
                 5.250%, 7/01/20 - AMBAC Insured

          500   Vistancia Community Facilities District, Arizona, Restricted          7/15 at 100.00        Baa1            544,460
                 General Obligation Bonds, Series 2005, 5.750%, 7/15/24

          355   Watson Road Community Facilities District, Arizona, Special           7/16 at 100.00         N/R            375,508
                 Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30

          225   Westpark Community Facilities District, Buckeye, Arizona,             7/16 at 100.00         N/R            226,577
                 General Obligation Tax Increment Bonds Series 2006,
                 5.250%, 7/15/31


------------------------------------------------------------------------------------------------------------------------------------
       15,132   Total Tax Obligation/Limited                                                                             12,161,741
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 18.0% (11.7% OF TOTAL INVESTMENTS) (4)

          550   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00     BBB (4)            618,233
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 6.875%, 12/01/20 (Pre-refunded 12/01/10)

        1,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          1,087,420
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.375%, 7/01/21 (Pre-refunded 7/01/13) - MBIA Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,300   Maricopa County Industrial Development Authority, Arizona,            6/07 at 102.00       A (4)     $    1,337,102
                 Education Revenue Bonds, Horizon Community Learning
                 Center Project, Series 2000, 6.350%, 6/01/26 (Pre-refunded
                 6/01/07) - ACA Insured

        1,000   Scottsdale Industrial Development Authority, Arizona,                12/11 at 101.00      A3 (4)          1,094,210
                 Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31 (Pre-refunded 12/01/11)

------------------------------------------------------------------------------------------------------------------------------------
        3,850   Total U.S. Guaranteed                                                                                     4,136,965
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 24.0% (15.6% OF TOTAL INVESTMENTS)

        1,500   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,661,430
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/17

        1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds,                  No Opt. Call         AAA          1,113,270
                 Series 2002, 5.250%, 7/01/17 - FGIC Insured

                Puerto Rico Electric Power Authority, Power Revenue Bonds,
                Series 2005RR:
        1,000    5.000%, 7/01/26 - XLCA Insured                                       7/15 at 100.00         AAA          1,059,470
          170    5.000%, 7/01/27 - XLCA Insured                                       7/15 at 100.00         AAA            179,738

          200   Salt River Project Agricultural Improvement and Power                 1/13 at 100.00         Aa1            209,794
                 District, Arizona, Electric System Revenue Bonds,
                 Series 2002B, 5.000%, 1/01/22

          235   Salt River Project Agricultural Improvement and Power                 1/08 at 101.00         Aa1            239,599
                 District, Arizona, Electric System Revenue Refunding Bonds,
                 Series 1997A, 5.000%, 1/01/20

        1,000   Salt River Project Agricultural Improvement and Power                 1/12 at 101.00         Aa1          1,066,950
                 District, Arizona, Electric System Revenue Refunding Bonds,
                 Series 2002A, 5.250%, 1/01/18

------------------------------------------------------------------------------------------------------------------------------------
        5,105   Total Utilities                                                                                           5,530,251
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 11.1% (7.2% OF TOTAL INVESTMENTS)

          225   Oro Valley Municipal Property Corporation, Arizona, Senior            7/13 at 100.00         AAA            236,576
                 Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

          200   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/14 at 100.00         AAA            210,816
                 Wastewater System Revenue Bonds, Series 2004,
                 5.000%, 7/01/24 - MBIA Insured

        1,500   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/12 at 100.00         AAA          1,559,025
                 Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 -
                 FGIC Insured

          520   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/15 at 100.00         AAA            551,678
                 Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
        2,445   Total Water and Sewer                                                                                     2,558,095
------------------------------------------------------------------------------------------------------------------------------------
$      37,102   Total Investments (cost $34,306,399) - 154.0%                                                            35,430,221
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.7)%                                                                         (622,856)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.8%                                                                        203,660
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.1)%                                                        (12,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   23,011,025
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                   (IF)  Inverse floating rate investment.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.9% (7.2% OF TOTAL INVESTMENTS)

$       1,250   Glendale Industrial Development Authority, Arizona, Revenue           5/11 at 101.00          A-     $    1,337,950
                 Bonds, Midwestern University, Series 2001A, 5.875%, 5/15/31

          460   Pima County Industrial Development Authority, Arizona,               12/14 at 100.00        BBB-            484,858
                 Charter School Revenue Bonds, Noah Webster Basic
                 Schools Inc., Series 2004, 6.000%, 12/15/24

          320   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00        BBB-            328,992
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19

          480   Tucson Industrial Development Authority, Arizona, Charter             9/14 at 100.00        BBB-            501,547
                 School Revenue Bonds, Arizona Agribusiness and Equine
                 Center Charter School, Series 2004A, 6.125%, 9/01/34

                University of Arizona, Certificates of Participation, Series 2002A:
          750    5.500%, 6/01/18 - AMBAC Insured                                      6/12 at 100.00         AAA            805,928
          500    5.125%, 6/01/22 - AMBAC Insured                                      6/12 at 100.00         AAA            523,810

------------------------------------------------------------------------------------------------------------------------------------
        3,760   Total Education and Civic Organizations                                                                   3,983,085
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 16.0% (10.6% OF TOTAL INVESTMENTS)

          400   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00           A            439,524
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

          735   Arizona Health Facilities Authority, Hospital System Revenue          2/12 at 101.00        Baa3            799,834
                 Bonds, Phoenix Children's Hospital, Series 2002A,
                 6.250%, 2/15/21

          600   Arizona Health Facilities Authority, Revenue Bonds, Blood             4/14 at 100.00          A-            617,424
                 Systems Inc., Series 2004, 5.000%,4/01/20

          400   Glendale Industrial Development Authority, Arizona, Revenue          12/15 at 100.00         BBB            406,544
                 Bonds, John C. Lincoln Health Network, Series 2005B,
                 5.000%, 12/01/37

          320   Maricopa County Industrial Development Authority, Arizona,            5/16 at 100.00          AA            333,869
                 Health Facilities Revenue Bonds, Mayo Clinic, Series 2006,
                 5.000%, 11/15/36

        1,375   Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00           A          1,448,769
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23

          500   Maricopa County Industrial Development Authority, Arizona,            5/08 at 101.00          AA            512,115
                 Hospital Revenue Bonds, Mayo Clinic Hospital, Series 1998,
                 5.250%, 11/15/37

          225   Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health          4/15 at 100.00        Baa1            234,164
                 Corporation, Series 2005, 5.000%, 4/01/16

        1,000   Yavapai County Industrial Development Authority, Arizona,             8/13 at 100.00        Baa2          1,077,600
                 Hospital Revenue Bonds, Yavapai Regional Medical Center,
                 Series 2003A, 6.000%, 8/01/33

------------------------------------------------------------------------------------------------------------------------------------
        5,555   Total Health Care                                                                                         5,869,843
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 8.1% (5.4% OF TOTAL INVESTMENTS)

        1,000   Maricopa County Industrial Development Authority, Arizona,           10/11 at 105.00         AAA          1,071,780
                 GNMA Collateralized Multifamily Housing Revenue Refunding
                 Bonds, Pine Ridge, Cambridge Court, Cove on 44th and
                 Fountain Place Apartments, Series 2001A-1, 6.000%, 10/20/31

          325   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            330,883
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
                 Minimum Tax)

        1,425   Phoenix Industrial Development Authority, Arizona, GNMA               7/12 at 105.00         AAA          1,551,412
                 Collateralized Multifamily Housing Revenue Bonds, Summit
                 Apartments, Series 2002, 6.450%, 7/20/32

------------------------------------------------------------------------------------------------------------------------------------
        2,750   Total Housing/Multifamily                                                                                 2,954,075
------------------------------------------------------------------------------------------------------------------------------------


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.9% (2.0% OF TOTAL INVESTMENTS)

$          15   Pima County Industrial Development Authority, Arizona,               11/10 at 101.00         AAA     $       15,071
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 2001A-1, 5.350%, 11/01/24 (Alternative Minimum Tax)

        1,000   The Industrial Development Authority of The City of Tucson,           1/17 at 103.00         Aaa          1,032,410
                 Arizona, Tax-Exempt Single Family Mortgage Revenue Bonds,
                 Series 2007A-1, 5.100%, 7/01/38

------------------------------------------------------------------------------------------------------------------------------------
        1,015   Total Housing/Single Family                                                                               1,047,481
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 27.6% (18.3% OF TOTAL INVESTMENTS)

        1,725   Chandler, Arizona, General Obligation Bonds, Series 2002,             7/12 at 100.00         AAA          1,811,198
                 5.000%, 7/01/17

        1,000   Maricopa County School District 6, Arizona, General Obligation          No Opt. Call         AAA          1,116,540
                 Refunding Bonds, Washington Elementary School,
                 Series 2002A, 5.375%, 7/01/16 - FSA Insured

        1,165   Maricopa County Unified School District 69, Paradise Valley,            No Opt. Call         AAA          1,271,283
                 Arizona, General Obligation Refunding Bonds, Series 2002A,
                 5.250%, 7/01/14 - FGIC Insured

          375   Maricopa County Union High School District 210 Phoenix,               7/16 at 100.00         AAA            399,776
                 Arizona, General Obligation Bonds, Series 2006C,
                 5.000%, 7/01/24 - MBIA Insured

        1,405   Mesa, Arizona, General Obligation Bonds, Series 2002,                   No Opt. Call         AAA          1,554,014
                 5.375%, 7/01/15 - FGIC Insured

                Phoenix, Arizona, Various Purpose General Obligation Bonds,
                Series 2002B:
        1,700    5.000%, 7/01/22                                                      7/12 at 100.00         AA+          1,780,308
          500    5.000%, 7/01/27                                                      7/12 at 100.00         AA+            519,180

        1,000   Pinal County Unified School District 43, Apache Junction,               No Opt. Call         AAA          1,135,070
                 Arizona, General Obligation Refunding Bonds, Series 2001,
                 5.750%, 7/01/15 - FGIC Insured

          510   Scottsdale, Arizona, General Obligation Bonds, Series 2002,           7/11 at 100.00         AAA            529,186
                 5.000%, 7/01/24

------------------------------------------------------------------------------------------------------------------------------------
        9,380   Total Tax Obligation/General                                                                             10,116,555
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 49.4% (32.9% OF TOTAL INVESTMENTS)

                Arizona State, Certificates of Participation, Series 2002A:
          750    5.000%, 11/01/17 - MBIA Insured                                      5/12 at 100.00         AAA            786,495
        1,000    5.000%, 11/01/18 - MBIA Insured                                      5/12 at 100.00         AAA          1,047,110
          500    5.000%, 11/01/20 - MBIA Insured                                      5/12 at 100.00         AAA            523,315

          138   Centerra Community Facilities District, Goodyear, Arizona,            7/15 at 100.00         N/R            141,511
                 General Obligation Bonds, Series 2005, 5.500%, 7/15/29

          291   Estrella Mountain Ranch Community Facilities District,                7/10 at 102.00         N/R            321,296
                 Goodyear, Arizona, Special Assessment Lien Bonds,
                 Series 2001A, 7.875%, 7/01/25

          670   Goodyear Community Facilities Utility District 1, Arizona,            7/13 at 100.00           A            702,462
                 General Obligation Bonds, Series 2003, 5.350%, 7/15/28 -
                 ACA Insured

          650   Marana, Arizona, Tangerine Farms Road Improvement District            7/16 at 100.00        Baa1            646,159
                 Revenue Bonds, Series 2006, 4.600%, 1/01/26

          870   Maricopa County Public Finance Corporation, Arizona, Lease            7/11 at 100.00         Aaa            928,490
                 Revenue Bonds, Series 2001, 5.500%, 7/01/15 - AMBAC Insured

                Maricopa County Stadium District, Arizona, Revenue Refunding
                Bonds, Series 2002:
          840    5.375%, 6/01/18 - AMBAC Insured                                      6/12 at 100.00         Aaa            898,884
        2,645    5.375%, 6/01/19 - AMBAC Insured                                      6/12 at 100.00         Aaa          2,830,412

          530   Palm Valley Community Facility District 3, Goodyear, Arizona,         7/16 at 100.00         N/R            537,505
                 General Obligation Bonds, Series 2006, 5.300%, 7/15/31

          140   Parkway Community Facilities District 1, Prescott Valley,             7/16 at 100.00         N/R            142,019
                 Arizona, General Obligation Bonds, Series 2006,
                 5.350%, 7/15/31

        1,500   Phoenix Industrial Development Authority, Arizona,                    3/12 at 100.00         AAA          1,593,705
                 Government Bonds, Capitol Mall LLC II, Series 2001,
                 5.250%, 9/15/16 - AMBAC Insured

        1,070   Pinal County Industrial Development Authority, Arizona,                 No Opt. Call           A          1,105,353
                 Correctional Facilities Contract Revenue Bonds, Florence
                 West Prison LLC, Series 2002A, 5.000%, 10/01/18 -
                 ACA Insured

          111   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA             91,531
                 Bonds, Residual Series 1534, 5.655%, 7/01/42 -
                 AMBAC Insured (IF)


                                       25

                        Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       7,065   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA     $    1,396,609
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/42 -
                 FGIC Insured (UB)

        1,000   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00         BBB          1,039,700
                 Facilities Revenue Refunding Bonds, Series 2002D,
                 5.125%, 7/01/24

          960   San Luis Civic Improvement Corporation, Arizona, Municipal            7/15 at 100.00         AAA          1,012,896
                 Facilities Excise Tax Revenue Bonds, Series 2005,
                 5.000%, 7/01/25 - XLCA Insured

          750   Vistancia Community Facilities District, Arizona, Restricted          7/15 at 100.00        Baa1            816,690
                 General Obligation Bonds, Series 2005, 5.750%, 7/15/24

          560   Watson Road Community Facilities District, Arizona, Special           7/16 at 100.00         N/R            592,351
                 Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30

          350   Westpark Community Facilities District, Buckeye, Arizona,             7/16 at 100.00         N/R            352,454
                 General Obligation Tax Increment Bonds Series 2006,
                 5.250%, 7/15/31

          640   Yuma Municipal Property Corporation, Arizona, Municipal               7/10 at 100.00         AAA            661,363
                 Facilities Tax Revenue Bonds, Series 2001, 5.000%, 7/01/21 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,030   Total Tax Obligation/Limited                                                                             18,168,310
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 5.6% (3.7% OF TOTAL INVESTMENTS)

        1,000   Phoenix Civic Improvement Corporation, Arizona, Senior Lien           7/08 at 101.00         AAA          1,020,770
                 Airport Revenue Bonds, Series 1998A, 5.000%, 7/01/25 -
                 FSA Insured

        1,000   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien          7/12 at 100.00         AAA          1,041,760
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/27 -
                 FGIC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Transportation                                                                                      2,062,530
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 14.1% (9.4% OF TOTAL INVESTMENTS) (4)

          715   Arizona State University, System Revenue Bonds, Series 2002,          7/12 at 100.00         AAA            783,569
                 5.750%, 7/01/27 (Pre-refunded 7/01/12) - FGIC Insured

          100   Maricopa County Unified School District 89, Dysart, Arizona,          7/14 at 100.00         AAA            109,123
                 General Obligation Bonds, Series 2004B, 5.250%, 7/01/20
                 (Pre-refunded 7/01/14) - FSA Insured

        1,000   Mesa, Arizona, Street and Highway User Tax Revenue Bonds,             7/14 at 100.00         AAA          1,083,230
                 Series 2004, 5.125%, 7/01/23 (Pre-refunded 7/01/14) -
                 FSA Insured

        1,000   Mesa, Arizona, Utility System Revenue Bonds, Series 2002,             7/11 at 100.00         AAA          1,049,370
                 5.000%, 7/01/20 (Pre-refunded 7/01/11) - FGIC Insured

        1,000   Scottsdale Industrial Development Authority, Arizona, Hospital       12/11 at 101.00      A3 (4)          1,094,210
                 Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31 (Pre-refunded 12/01/11)

          990   Scottsdale, Arizona, General Obligation Bonds, Series 2002,           7/11 at 100.00         AAA          1,039,708
                 5.000%, 7/01/24 (Pre-refunded 7/01/11)

------------------------------------------------------------------------------------------------------------------------------------
        4,805   Total U.S. Guaranteed                                                                                     5,159,210
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.1% (2.7% OF TOTAL INVESTMENTS)

        1,115   Arizona Power Authority, Special Obligation Power Resource              No Opt. Call          AA          1,219,587
                 Revenue Refunding Crossover Bonds, Hoover Project,
                 Series 2001, 5.250%, 10/01/15

          270   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA            285,466
                 Series 2005RR, 5.000%, 7/01/27 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,385   Total Utilities                                                                                           1,505,053
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 11.7% (7.8% OF TOTAL INVESTMENTS)

          500   Maricopa County Industrial Development Authority, Arizona,           12/07 at 102.00         AAA            514,845
                 Water System Improvement Revenue Bonds, Chaparral City
                 Water Company, Series 1997A, 5.400%, 12/01/22 -
                 AMBAC Insured (Alternative Minimum Tax)

          360   Oro Valley Municipal Property Corporation, Arizona, Senior            7/13 at 100.00         AAA            378,522
                 Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         320   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/14 at 100.00         AAA     $      337,306
                 Wastewater System Revenue Bonds, Series 2004,
                 5.000%, 7/01/24 - MBIA Insured

          765   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/15 at 100.00         AAA            811,604
                 Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 -
                 MBIA Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien             No Opt. Call         AAA          1,159,400
                 Water System Revenue Refunding Bonds, Series 2001,
                 5.500%, 7/01/22 - FGIC Insured

        1,000   Tucson, Arizona, Water System Revenue Refunding Bonds,                7/12 at 102.00         AAA          1,093,890
                 Series 2002, 5.500%, 7/01/18 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,945   Total Water and Sewer                                                                                     4,295,567
------------------------------------------------------------------------------------------------------------------------------------
$      57,625   Total Investments (cost $52,824,958) - 150.4%                                                            55,161,709
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.7)%                                                                         (994,488)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.7%                                                                      1,011,386
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.4)%                                                        (18,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   36,678,607
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                   (IF)  Inverse floating rate investment.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.3% (1.0% OF TOTAL INVESTMENTS)

$         570   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      595,793
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 13.7% (9.1% OF TOTAL INVESTMENTS)

        1,250   Arizona State University, System Revenue Bonds,                       7/15 at 100.00         AAA          1,329,813
                 Series 2005, 5.000%, 7/01/20 - AMBAC Insured

        1,130   Energy Management Services LLC, Arizona State University,             7/12 at 100.00         AAA          1,202,388
                 Energy Conservation Revenue Bonds, Main Campus Project,
                 Series 2002, 5.250%, 7/01/18 - MBIA Insured

          270   Glendale Industrial Development Authority, Arizona, Revenue           5/08 at 101.00          A-            276,259
                 Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28

          540   Pima County Industrial Development Authority, Arizona,               12/14 at 100.00        BBB-            569,182
                 Charter School Revenue Bonds, Noah Webster Basic Schools
                 Inc., Series 2004, 6.000%, 12/15/24

          565   Tucson Industrial Development Authority, Arizona, Charter             9/14 at 100.00        BBB-            590,363
                 School Revenue Bonds, Arizona Agribusiness and Equine
                 Center Charter School, Series 2004A, 6.125%, 9/01/34

        2,000   University of Arizona, Certificates of Participation,                 6/12 at 100.00         AAA          2,108,460
                 Series 2002B, 5.125%, 6/01/20 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,755   Total Education and Civic Organizations                                                                   6,076,465
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 18.2% (12.2% OF TOTAL INVESTMENTS)

          300   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00           A            329,643
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

                Arizona Health Facilities Authority, Hospital System Revenue
                Bonds, Phoenix Children's Hospital, Series 1999A:
          350    6.125%, 11/15/22                                                    11/09 at 100.00        Baa3            365,096
          520    6.250%, 11/15/29                                                    11/09 at 100.00        Baa3            543,837

          625   Arizona Health Facilities Authority, Revenue Bonds, Blood             4/14 at 100.00          A-            643,150
                 Systems Inc., Series 2004, 5.000%, 4/01/20

          475   Glendale Industrial Development Authority, Arizona, Revenue          12/15 at 100.00         BBB            482,771
                 Bonds, John C. Lincoln Health Network, Series 2005B,
                 5.000%, 12/01/37

          390   Maricopa County Industrial Development Authority, Arizona,            5/16 at 100.00          AA            406,903
                 Health Facilities Revenue Bonds, Mayo Clinic, Series 2006,
                 5.000%, 11/15/36

        1,825   Maricopa County Industrial Development Authority, Arizona,            7/14 at 100.00           A          1,922,911
                 Health Facility Revenue Bonds, Catholic Healthcare West,
                 Series 2004A, 5.375%, 7/01/23

        2,000   Maricopa County Industrial Development Authority, Arizona,            5/08 at 101.00          AA          2,048,460
                 Hospital Revenue Bonds, Mayo Clinic Hospital, Series 1998,
                 5.250%, 11/15/37

          270   Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health          4/15 at 100.00        Baa1            280,997
                 Corporation, Series 2005, 5.000%, 4/01/16

        1,000   Yavapai County Industrial Development Authority, Arizona,             8/13 at 100.00        Baa2          1,077,600
                 Hospital Revenue Bonds, Yavapai Regional Medical Center,
                 Series 2003A, 6.000%, 8/01/33

------------------------------------------------------------------------------------------------------------------------------------
        7,755   Total Health Care                                                                                         8,101,368
------------------------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.5% (3.0% OF TOTAL INVESTMENTS)

$       1,545   Phoenix Industrial Development Authority, Arizona, GNMA               6/11 at 102.00         Aaa     $    1,625,479
                 Collateralized Multifamily Housing Revenue Bonds, Campaigne
                 Place on Jackson, Series 2001, 5.600%, 6/20/21 (Alternative
                 Minimum Tax)

          380   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa            386,878
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,925   Total Housing/Multifamily                                                                                 2,012,357
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.7% (1.8% OF TOTAL INVESTMENTS)

        1,175   The Industrial Development Authority of The City of Tucson,           1/17 at 103.00         Aaa          1,213,082
                 Arizona, Tax-Exempt Single Family Mortgage Revenue Bonds,
                 Series 2007A-1, 5.100%, 7/01/38
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.1% (1.4% OF TOTAL INVESTMENTS)

          945   Yavapai County Industrial Development Authority, Arizona,               No Opt. Call         BBB            946,899
                 Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08)
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 9.1% (6.1% OF TOTAL INVESTMENTS)

          660   Chandler, Arizona, General Obligation Bonds, Series 2002,             7/12 at 100.00         AAA            693,310
                 5.000%, 7/01/18

          730   Glendale, Arizona, General Obligation Refunding Bonds,                7/11 at 100.00          AA            760,616
                 Series 2002, 5.000%, 7/01/19

          445   Maricopa County Union High School District 210 Phoenix,               7/16 at 100.00         AAA            474,401
                 Arizona, General Obligation Bonds, Series 2006C,
                 5.000%, 7/01/24 - MBIA Insured

        1,575   Maricopa County Union High School District 210, Phoenix,              7/14 at 100.00         AAA          1,670,492
                 Arizona, General Obligation Bonds, Series 2004A,
                 5.000%, 7/01/20 - FSA Insured

          440   Tucson, Arizona, General Obligation Bonds, Series 2001B,              7/11 at 100.00          AA            458,454
                 5.000%, 7/01/20

------------------------------------------------------------------------------------------------------------------------------------
        3,850   Total Tax Obligation/General                                                                              4,057,273
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 38.3% (25.5% OF TOTAL INVESTMENTS)

        2,000   Arizona State Transportation Board, Highway Revenue                   7/12 at 102.00         AAA          2,164,600
                 Refunding Bonds, Series 2002A, 5.250%, 7/01/18

          158   Centerra Community Facilities District, Goodyear, Arizona,            7/15 at 100.00         N/R            162,020
                 General Obligation Bonds, Series 2005, 5.500%, 7/15/29

        2,250   DC Ranch Community Facilities District, Scottsdale, Arizona,          7/13 at 100.00         Aaa          2,353,410
                 General Obligation Bonds, Series 2002, 5.000%, 7/15/27 -
                 AMBAC Insured

          341   Estrella Mountain Ranch Community Facilities District,                7/10 at 102.00         N/R            376,502
                 Goodyear, Arizona, Special Assessment Lien Bonds,
                 Series 2001A, 7.875%, 7/01/25

          800   Goodyear Community Facilities Utility District 1, Arizona,            7/13 at 100.00           A            838,760
                 General Obligation Bonds, Series 2003, 5.350%, 7/15/28 -
                 ACA Insured

          525   Greater Arizona Development Authority, Infrastructure Revenue         8/16 at 100.00         AAA            558,259
                 Bonds, Series 2006A, 5.000%, 8/01/23 - MBIA Insured

          785   Marana, Arizona, Tangerine Farms Road Improvement District            7/16 at 100.00        Baa1            780,361
                 Revenue Bonds, Series 2006, 4.600%, 1/01/26

        2,000   Mohave County, Arizona, Certificates of Participation,                7/14 at 100.00         AAA          2,163,000
                 Series 2004, 5.250%, 7/01/19 - AMBAC Insured

          640   Palm Valley Community Facility District 3, Goodyear, Arizona,         7/16 at 100.00         N/R            649,062
                 General Obligation Bonds, Series 2006, 5.300%, 7/15/31

          160   Parkway Community Facilities District 1, Prescott Valley,             7/16 at 100.00         N/R            162,307
                 Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31

        1,250   Pinal County Industrial Development Authority, Arizona,                 No Opt. Call           A          1,291,300
                 Correctional Facilities Contract Revenue Bonds, Florence West
                 Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured


                                       29

                        Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         136   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA     $      112,318
                 Bonds, Residual Series 1534, 5.655%, 7/01/42 -
                 AMBAC Insured (IF)

        8,470   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA          1,674,350
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/42 -
                 FGIC Insured (UB)

        1,130   San Luis Civic Improvement Corporation, Arizona, Municipal            7/15 at 100.00         AAA          1,192,263
                 Facilities Excise Tax Revenue Bonds, Series 2005,
                 5.000%, 7/01/25 - XLCA Insured

        1,250   Vistancia Community Facilities District, Arizona, Restricted          7/15 at 100.00        Baa1          1,361,150
                 General Obligation Bonds, Series 2005, 5.750%, 7/15/24

          665   Watson Road Community Facilities District, Arizona, Special           7/16 at 100.00         N/R            703,417
                 Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30

          425   Westpark Community Facilities District, Buckeye, Arizona,             7/16 at 100.00         N/R            427,979
                 General Obligation Tax Increment Bonds Series 2006,
                 5.250%, 7/15/31

------------------------------------------------------------------------------------------------------------------------------------
       22,985   Total Tax Obligation/Limited                                                                             16,971,058
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 13.5% (9.0% OF TOTAL INVESTMENTS)

                Phoenix, Arizona, Civic Improvement Corporation, Senior Lien
                Airport Revenue Bonds, Series 2002B:
        1,000    5.750%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)             7/12 at 100.00         AAA          1,082,160
        2,300    5.250%, 7/01/21 - FGIC Insured (Alternative Minimum Tax)             7/12 at 100.00         AAA          2,399,981

        2,450   Tucson Airport Authority Inc., Arizona, Revenue Refunding             6/11 at 100.00         AAA          2,513,112
                 Bonds, Series 2001B, 5.000%, 6/01/20 - AMBAC Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,750   Total Transportation                                                                                      5,995,253
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 23.2% (15.4% OF TOTAL INVESTMENTS) (4)

        1,000   Arizona Health Facilities Authority, Hospital System Revenue         12/10 at 102.00     BBB (4)          1,124,060
                 Bonds, John C. Lincoln Health Network, Series 2000,
                 6.875%, 12/01/20 (Pre-refunded 12/01/10)

        1,760   Arizona State University, System Revenue Bonds, Series 2002,          7/12 at 100.00         AAA          1,928,784
                 5.750%, 7/01/27 (Pre-refunded 7/01/12) - FGIC Insured

        2,660   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          2,892,537
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.375%, 7/01/20 (Pre-refunded 7/01/13) - MBIA Insured

        1,250   Scottsdale Industrial Development Authority, Arizona, Hospital       12/11 at 101.00      A3 (4)          1,367,763
                 Revenue Bonds, Scottsdale Healthcare, Series 2001,
                 5.800%, 12/01/31 (Pre-refunded 12/01/11)

        2,770   Tempe, Arizona, Excise Tax Revenue Refunding Bonds,                   7/13 at 100.00         AAA          2,960,047
                 Series 2003, 5.000%, 7/01/22 (Pre-refunded 7/01/13)

------------------------------------------------------------------------------------------------------------------------------------
        9,440   Total U.S. Guaranteed                                                                                    10,273,191
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.1% (8.1% OF TOTAL INVESTMENTS)

        1,250   Maricopa County Pollution Control Corporation, Arizona,              11/12 at 100.00         AAA          1,301,238
                 Revenue Bonds, Arizona Public Service Company - Palo Verde
                 Project, Series 2002A, 5.050%, 5/01/29 - AMBAC Insured

                Puerto Rico Electric Power Authority, Power Revenue Bonds,
                Series 2005RR:
        1,660    5.000%, 7/01/26 - XLCA Insured                                       7/15 at 100.00         AAA          1,758,720
          935    5.000%, 7/01/27 - XLCA Insured                                       7/15 at 100.00         AAA            988,557

                Salt River Project Agricultural Improvement and Power District,
                Arizona, Electric System Revenue Bonds, Series 2002B:
          270    5.000%, 1/01/22                                                      1/13 at 100.00         Aa1            283,222
        1,000    5.000%, 1/01/31                                                      1/13 at 100.00         Aa1          1,041,490

------------------------------------------------------------------------------------------------------------------------------------
        5,115   Total Utilities                                                                                           5,373,227
------------------------------------------------------------------------------------------------------------------------------------


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.1% (7.4% OF TOTAL INVESTMENTS)

$         405   Oro Valley Municipal Property Corporation, Arizona, Senior            7/13 at 100.00         AAA     $      425,837
                 Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

          380   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/14 at 100.00         AAA            400,550
                 Wastewater System Revenue Bonds, Series 2004,
                 5.000%, 7/01/24 - MBIA Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/11 at 100.00         AAA          1,047,780
                 Wastewater System Revenue Refunding Bonds, Series 2001,
                 5.125%, 7/01/21 - FGIC Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/12 at 100.00         AAA          2,100,940
                 Water System Revenue Bonds, Series 2002, 5.000%, 7/01/18 -
                 FGIC Insured

          920   Phoenix Civic Improvement Corporation, Arizona, Junior Lien           7/15 at 100.00         AAA            976,046
                 Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,705   Total Water and Sewer                                                                                     4,951,153
------------------------------------------------------------------------------------------------------------------------------------
$      69,970   Total Investments (cost $64,637,108) - 149.8%                                                            66,567,119
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.7)%                                                                       (1,185,379)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      1,046,856
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.5)%                                                        (22,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   44,428,596
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                   (IF)  Inverse floating rate investment.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Texas Quality Income Municipal Fund (NTX)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.9% (1.3% OF TOTAL INVESTMENTS)

$       2,680   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,801,270
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 18.6% (12.5% OF TOTAL INVESTMENTS)

        6,000   Board of Regents, University of Texas System, Financing               2/17 at 100.00         AAA          5,746,680
                 System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

                Red River Education Finance Corporation, Texas, Revenue Bonds,
                Hockaday School, Series 2005:
        1,170    5.000%, 5/15/27                                                      5/15 at 100.00          AA          1,216,999
        1,230    5.000%, 5/15/28                                                      5/15 at 100.00          AA          1,279,409
        1,290    5.000%, 5/15/29                                                      5/15 at 100.00          AA          1,342,735

                Texas Public Finance Authority, Revenue Bonds, Texas Southern
                University Financing System, Series 2003:
        1,710    5.000%, 5/01/18 - FGIC Insured                                       5/13 at 100.00         Aaa          1,806,051
        1,795    5.000%, 5/01/19 - FGIC Insured                                       5/13 at 100.00         Aaa          1,891,768
        1,885    5.000%, 5/01/20 - FGIC Insured                                       5/13 at 100.00         Aaa          1,985,546

        1,665   Texas State University System, Financing Revenue Bonds,               9/14 at 100.00         AAA          1,747,151
                 Series 2004, 5.000%, 3/15/24 - FSA Insured

        2,000   Texas State University System, Financing Revenue Refunding            3/12 at 100.00         AAA          2,091,240
                 Bonds, Series 2002, 5.000%, 3/15/20 - FSA Insured

        2,330   Universal City Education Facilities Corporation, Texas,               3/11 at 102.00          A-          2,448,131
                 Revenue Bonds, Wayland Baptist University Project,
                 Series 2001, 5.625%, 3/01/26

        5,000   University of North Texas, Financing System Revenue Bonds,            4/12 at 100.00         AAA          5,208,700
                 Series 2001, 5.000%, 4/15/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,075   Total Education and Civic Organizations                                                                  26,764,410
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 2.1% (1.4% OF TOTAL INVESTMENTS)

        3,000   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal            4/08 at 102.00         BBB          3,064,650
                 Revenue Bonds, Valero Energy Corporation Project,
                 Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 13.3% (9.0% OF TOTAL INVESTMENTS)

        3,500   Abilene Health Facilities Development Corporation, Texas,             3/07 at 101.00         AAA          3,541,160
                 Hospital Revenue Refunding and Improvement Bonds, Hendrick
                 Medical Center Project, Series 1995C, 6.150%, 9/01/25 -
                 MBIA Insured

                Brazoria County Health Facilities Development Corporation,
                Texas, Revenue Bonds, Brazosport Memorial Hospital, Series 2004:
        1,745    5.250%, 7/01/20 - RAAI Insured                                       7/14 at 100.00          AA          1,845,285
        1,835    5.250%, 7/01/21 - RAAI Insured                                       7/14 at 100.00          AA          1,938,072

        5,750   Midland County Hospital District, Texas, Hospital Revenue               No Opt. Call         N/R          4,416,403
                 Bonds, Series 1992, 0.000%, 6/01/11

        2,000   North Central Texas Health Facilities Development Corporation,        5/11 at 100.00         AA-          2,044,600
                 Hospital Revenue Bonds, Baylor Healthcare System,
                 Series 2001A, 5.125%, 5/15/29

        2,000   Richardson Hospital Authority, Texas, Revenue Bonds,                 12/13 at 100.00         BBB          2,169,880
                 Richardson Regional Medical Center, Series 2004,
                 5.875%, 12/01/24

        2,000   Tom Green County Health Facilities Development Corporation,           5/11 at 101.00        Baa3          2,168,520
                 Texas, Hospital Revenue Bonds, Shannon Health System
                 Project, Series 2001, 6.750%, 5/15/21

        1,000   Tyler Health Facilities Development Corporation, Texas,               7/12 at 100.00        Baa1          1,064,190
                 Hospital Revenue Bonds, Mother Frances Hospital Regional
                 Healthcare Center, Series 2001, 6.000%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
       19,830   Total Health Care                                                                                        19,188,110
------------------------------------------------------------------------------------------------------------------------------------


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.5% (2.3% OF TOTAL INVESTMENTS)

                Bexar County Housing Finance Corporation, Texas, Insured
                Multifamily Housing Revenue Bonds, Waters at Northern Hills
                Apartments Project, Series 2001A:
$       2,000    6.000%, 8/01/31 - MBIA Insured                                       8/11 at 102.00         Aaa     $    2,040,140
          750    6.050%, 8/01/36 - MBIA Insured                                       8/11 at 102.00         Aaa            765,435

        2,064   Houston Housing Finance Corporation, Texas, GNMA                      9/11 at 105.00         Aaa          2,199,894
                 Collateralized Mortgage Multifamily Housing Revenue
                 Bonds, RRG Apartments Project, Series 2001, 6.250%, 9/20/35

------------------------------------------------------------------------------------------------------------------------------------
        4,814   Total Housing/Multifamily                                                                                 5,005,469
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.9% (2.7% OF TOTAL INVESTMENTS)

        2,416   El Paso Housing Finance Corporation, Texas, GNMA                      4/11 at 106.75         AAA          2,553,984
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 2001A-3, 6.180%, 4/01/33

          110   Galveston Property Finance Authority Inc., Texas, Single              3/07 at 100.00          A3            111,973
                 Family Mortgage Revenue Bonds, Series 1991A,
                 8.500%, 9/01/11

        2,900   Texas Department of Housing and Community Affairs,                    3/12 at 100.00         AAA          3,002,370
                 Single Family Mortgage Bonds, Series 2002B,
                 5.550%, 9/01/33 - MBIA Insured (Alternative Minimum Tax)

           20   Victoria Housing Finance Corporation, Texas, FNMA Single                No Opt. Call         Aaa             20,727
                 Family Mortgage Revenue Refunding Bonds, Series 1995,
                 8.125%, 1/01/11

------------------------------------------------------------------------------------------------------------------------------------
        5,446   Total Housing/Single Family                                                                               5,689,054
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 7.1% (4.8% OF TOTAL INVESTMENTS)

                Bell County Health Facilities Development Corporation, Texas,
                Retirement Facility Revenue Bonds, Buckner Retirement
                Services Inc. Obligated Group, Series 1998:
        3,400    5.250%, 11/15/19                                                    11/08 at 101.00          A-          3,471,876
        5,000    5.250%, 11/15/28                                                    11/08 at 101.00          A-          5,098,750

                Bexar County, Texas, Health Facilities Development Corporation
                Revenue Bonds, Army Retirement Residence, Series 2007:
        1,000    5.000%, 7/01/27                                                      7/17 at 100.00         BBB          1,026,940
          600    5.000%, 7/01/37                                                      7/17 at 100.00         BBB            611,202

------------------------------------------------------------------------------------------------------------------------------------
       10,000   Total Long-Term Care                                                                                     10,208,768
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 4.3% (2.9% OF TOTAL INVESTMENTS)

        3,000   Cass County Industrial Development Corporation, Texas,                3/10 at 101.00         BBB          3,204,360
                 Environmental Improvement Revenue Bonds, International
                 Paper Company, Series 2000A, 6.600%, 3/15/24
                 (Alternative Minimum Tax)

        3,000   Guadalupe-Blanco River Authority, Texas, Sewage and Solid             4/07 at 101.00           A          3,064,470
                 Waste Disposal Facility Bonds, E.I. DuPont de Nemours and
                 Company Project, Series 1996, 6.400%, 4/01/26
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        6,000   Total Materials                                                                                           6,268,830
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 45.9% (30.9% OF TOTAL INVESTMENTS)

        1,260   Bexar County, Texas, Combined Tax and Revenue Certificates            6/14 at 100.00          AA          1,327,360
                 of Obligation, Series 2004, 5.000%, 6/15/19

        2,500   Borger Independent School District, Hutchison County, Texas,          2/16 at 100.00         AAA          2,623,200
                 General Obligation Bonds, Series 2006, 5.000%, 2/15/36

        1,190   Canutillo Independent School District, El Paso County, Texas,         8/15 at 100.00         AAA          1,257,259
                 General Obligation Bonds, Series 2006A, 5.000%, 8/15/22

        4,130   Coppell Independent School District, Dallas County, Texas,             8/09 at 75.34         AAA          2,795,101
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 1992, 0.000%, 8/15/14 - MBIA Insured

        1,275   Copperas Cove, Texas, Certificates of Obligation, Series 2003,        8/12 at 100.00         AAA          1,332,605
                 5.000%, 8/15/23 - MBIA Insured

        2,305   Corpus Christi, Texas, Combination Tax and Municipal Hotel            9/12 at 100.00         AAA          2,479,973
                 Occupancy Tax Revenue Certificates of Obligation,
                 Series 2002, 5.500%, 9/01/21 - FSA Insured

        2,595   Denton County, Texas, Permanent Improvement General                   7/12 at 100.00          AA          2,705,521
                 Obligation Bonds, Series 2005, 5.000%, 7/15/25

        2,110   Duncanville Independent School District, Dallas County,               2/15 at 100.00         AAA          2,216,049
                 Texas, General Obligation Bonds, Series 2005,
                 5.000%, 2/15/26


                                       33

                        Nuveen Texas Quality Income Municipal Fund (NTX) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,750   El Paso County, Texas, Certificates of Obligation, Series 2001,         No Opt. Call         AAA     $    1,909,968
                 5.000%, 2/15/21 - FSA Insured

                Fort Bend County Municipal Utility District 25, Texas, General
                Obligation Bonds, Series 2005:
        1,330    5.000%, 10/01/26 - FGIC Insured                                     10/12 at 100.00         AAA          1,373,943
        1,320    5.000%, 10/01/27 - FGIC Insured                                     10/12 at 100.00         AAA          1,362,266

        3,615   Frisco, Texas, General Obligation Bonds, Series 2006,                 2/16 at 100.00         AAA          3,812,487
                 5.000%, 2/15/26 - FGIC Insured

                Houston Community College, Texas, Limited Tax General
                Obligation Bonds, Series 2003:
        2,500    5.000%, 2/15/20 - AMBAC Insured                                      2/13 at 100.00         AAA          2,632,225
        2,235    5.000%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          2,353,209

        5,000   Houston, Texas, General Obligation Bonds, Series 2005E,               3/15 at 100.00         AAA          5,273,350
                 5.000%, 3/01/23 - AMBAC Insured

        1,500   Judson Independent School District, Bexar County, Texas,              2/11 at 100.00         Aaa          1,567,545
                 General Obligation Refunding Bonds, Series 2002,
                 5.250%, 2/01/21

        5,220   Leander Independent School District, Williamson and Travis             8/09 at 46.74         AAA          2,186,867
                 Counties, Texas, Unlimited Tax School Building and Refunding
                 Bonds, Series 2000, 0.000%, 8/15/21

        1,000   Mansfield Independent School District, Tarrant County, Texas,         2/14 at 100.00         AAA          1,052,340
                 General Obligation Bonds, Series 2004, 5.000%, 2/15/20

        1,010   Mercedes Independent School District, Hidalgo County,                 8/15 at 100.00         AAA          1,066,348
                 Texas, General Obligation Bonds, Series 2005,
                 5.000%, 8/15/23

        5,515   Midlothian Independent School District, Ellis County, Texas,          2/15 at 100.00         Aaa          5,761,574
                 General Obligation Bonds, Series 2005, 5.000%, 2/15/34

        1,545   Montgomery County, Texas, General Obligation Refunding                 9/07 at 72.39         AAA          1,091,373
                 Bonds, Series 1997, 0.000%, 3/01/14 - MBIA Insured

          925   Northside Independent School District, Bexar County, Texas,           8/10 at 100.00         AAA            983,571
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2000, 5.875%, 8/15/25

          500   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         BBB            579,035
                 Series 2001A, 5.500%, 7/01/29

                Roma Independent School District, Texas, General Obligation
                Bonds, Series 2005:
        1,110    5.000%, 8/15/22                                                      8/15 at 100.00         AAA          1,173,559
        1,165    5.000%, 8/15/23 - FSA Insured                                        8/15 at 100.00         AAA          1,229,995

        1,440   South Texas Community College District, General Obligation            8/12 at 100.00         AAA          1,551,082
                 Bonds, Series 2002, 5.500%, 8/15/17 - AMBAC Insured

        1,250   Southside Independent School District, Bexar County, Texas,           8/14 at 100.00         Aaa          1,314,438
                 General Obligation Bonds, Series 2004A, 5.000%, 8/15/22

        1,140   Sunnyvale School District, Texas, General Obligation Bonds,           2/14 at 100.00         AAA          1,222,319
                 Series 2004, 5.250%, 2/15/25

        5,000   Texas, General Obligation Bonds, Transportation Commission            4/17 at 100.00         Aa1          5,287,650
                 Mobility Fund, Series 2006A, 5.000%, 4/01/33

        2,000   Texas, General Obligation Bonds, Water Financial Assistance           8/11 at 100.00         Aa1          2,100,340
                 Program, Series 2001, 5.250%, 8/01/23

        1,500   Texas, General Obligation Refunding Bonds, Public Finance            10/12 at 100.00         Aa1          1,578,795
                 Authority, Series 2002, 5.000%, 10/01/18

                West Texas Independent School District, McLennan and Hill
                Counties, General Obligation Refunding Bonds, Series 1998:
        1,000    0.000%, 8/15/22                                                       8/13 at 61.20         AAA            458,980
        1,000    0.000%, 8/15/24                                                       8/13 at 54.88         AAA            409,180

------------------------------------------------------------------------------------------------------------------------------------
       68,935   Total Tax Obligation/General                                                                             66,069,507
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 1.6% (1.1% OF TOTAL INVESTMENTS)

        2,250   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00         AAA          2,357,348
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/22 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.4% (4.3% OF TOTAL INVESTMENTS)

$       1,000   Austin, Texas, Airport System Prior Lien Revenue Bonds,              11/13 at 100.00         AAA     $    1,069,200
                 Series 2003, 5.250%, 11/15/16 - MBIA Insured

        3,260   Central Texas Regional Mobility Authority, Travis and                 1/15 at 100.00         AAA          3,417,197
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/22 - FGIC Insured

        2,600   Dallas-Ft. Worth International Airport Facility Improvement          11/09 at 101.00        CCC+          2,686,840
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

        2,000   Houston, Texas, Subordinate Lien Airport System Revenue               7/10 at 100.00         AAA          2,095,260
                 Bonds, Series 2000A, 5.625%, 7/01/30 - FSA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        8,860   Total Transportation                                                                                      9,268,497
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 19.4% (13.0% OF TOTAL INVESTMENTS) (4)

                Gregg County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Good Shepherd Medical Center Project,
                Series 2000:
        2,000    6.875%, 10/01/20 (Pre-refunded 10/01/10) - RAAI Insured             10/10 at 101.00      AA (4)          2,223,760
        3,250    6.375%, 10/01/25 (Pre-refunded 10/01/10) - RAAI Insured             10/10 at 101.00      AA (4)          3,559,693

        2,000   Harris County Health Facilities Development Corporation,              6/11 at 101.00      A+ (4)          2,218,300
                 Texas, Hospital Revenue Bonds, Memorial Hermann
                 Healthcare System, Series 2001A, 6.375%, 6/01/29
                 (Pre-refunded 6/01/11)

        1,500   Harris County Health Facilities Development Corporation,              8/11 at 100.00         AAA          1,604,070
                 Texas, Revenue Bonds, St. Luke's Episcopal Hospital,
                 Series 2001A, 5.500%, 2/15/21 (Pre-refunded 8/15/11)

        1,000   North Central Texas Health Facilities Development                       No Opt. Call         AAA          1,168,460
                 Corporation, Hospital Revenue Bonds, Presbyterian
                 Healthcare System, Series 1996B, 5.750%, 6/01/26 -
                 MBIA Insured (ETM)

        1,075   Northside Independent School District, Bexar County, Texas,           8/10 at 100.00         AAA          1,150,583
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2000, 5.875%, 8/15/25 (Pre-refunded 8/15/10)

        1,760   Parker County Hospital District, Texas, Hospital Revenue              8/09 at 102.00     BB- (4)          1,896,506
                 Bonds, Campbell Health System, Series 1999,
                 6.250%, 8/15/19 (Pre-refunded 8/15/09)

        2,500   Retama Development Corporation, Texas, Special Facilities            12/17 at 100.00         AAA          3,166,500
                 Revenue Bonds, Retama Park Racetrack, Series 1993,
                 8.750%, 12/15/18 (Pre-refunded 12/15/17) (5)

        1,750   San Antonio, Texas, Electric and Gas System Revenue                   2/12 at 100.00         AAA          1,868,283
                 Refunding Bonds, Series 2002, 5.375%, 2/01/20
                 (Pre-refunded 2/01/12)

        1,050   Tarrant County Health Facilities Development Corporation,            11/08 at 101.00         Aaa          1,090,593
                 Texas, Hospital Revenue Bonds, Adventist Health System -
                 Sunbelt Obligated Group, Series 1998, 5.375%, 11/15/20
                 (Pre-refunded 11/15/08)

        3,500   Tarrant County Health Facilities Development Corporation,            11/10 at 101.00      A+ (4)          3,870,055
                 Texas, Hospital Revenue Bonds, Adventist Health System -
                 Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20
                 (Pre-refunded 11/15/10)

        2,000   Tarrant County Health Facilities Development Corporation,             1/08 at 105.00         AAA          2,138,380
                 Texas, Tax-Exempt Mortgage Revenue Bonds, South Central
                 Nursing Homes Inc., Series 1997A, 6.000%, 1/01/37
                 (Pre-refunded 1/01/08) - MBIA Insured

        1,790   Weslaco Independent School District, Hidalgo County, Texas,           2/10 at 100.00         Aaa          1,878,891
                 General Obligation School Building Bonds, Series 2000,
                 5.500%, 2/15/25 (Pre-refunded 2/15/10)

------------------------------------------------------------------------------------------------------------------------------------
       25,175   Total U.S. Guaranteed                                                                                    27,834,074
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.6% (6.5% OF TOTAL INVESTMENTS)

        2,560   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00        Baa2          2,974,822
                 Refunding Bonds, TXU Electric Company, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

        2,400   Brazos River Authority, Texas, Revenue Bonds, Reliant                 4/09 at 101.00        BBB-          2,463,336
                 Energy Inc., Series 1999A, 5.375%, 4/01/19

        5,000   Brownsville, Texas, Utility System Priority Revenue Bonds,            9/15 at 100.00         AAA          5,258,000
                 Series 2005A, 5.000%, 9/01/27 - AMBAC Insured


                                       35

                        Nuveen Texas Quality Income Municipal Fund (NTX) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       2,000   Harris County Health Facilities Development Corporation,              2/10 at 100.00         AAA     $    2,094,800
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2000, 5.750%, 2/15/15 - AMBAC Insured
                 (Alternative Minimum Tax)

        1,000   Matagorda County Navigation District 1, Texas, Revenue                5/09 at 101.00        BBB-          1,028,990
                 Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       12,960   Total Utilities                                                                                          13,819,948
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 10.8% (7.3% OF TOTAL INVESTMENTS)

                Coastal Water Authority, Texas, Contract Revenue Bonds,
                Houston Water Projects, Series 2004:
        1,005    5.000%, 12/15/20 - FGIC Insured                                     12/14 at 100.00         AAA          1,062,164
        1,030    5.000%, 12/15/21 - FGIC Insured                                     12/14 at 100.00         AAA          1,087,175

        3,000   Houston, Texas, First Lien Combined Utility System Revenue            5/14 at 100.00         AAA          3,223,110
                 Bonds, Series 2004A, 5.250%, 5/15/23 - FGIC Insured

        3,500   Houston, Texas, Junior Lien Water and Sewerage System                12/11 at 100.00         AAA          3,749,095
                 Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/17 -
                 FSA Insured

                Irving, Texas, Subordinate Lien Waterworks and Sewerage
                Revenue Bonds, Series 2004:
        1,680    5.000%, 8/15/22 - AMBAC Insured                                      8/14 at 100.00         AAA          1,765,495
        1,760    5.000%, 8/15/23 - AMBAC Insured                                      8/14 at 100.00         AAA          1,847,243

        1,260   Rowlett, Rockwall and Dallas Counties, Texas, Waterworks              3/14 at 100.00         AAA          1,316,839
                 and Sewerage System Revenue Bonds, Series 2004A,
                 5.000%, 3/01/22 - MBIA Insured

        1,500   Texas Water Development Board, Senior Lien State Revolving            7/09 at 100.00         AAA          1,553,865
                 Fund Revenue Bonds, Series 1999A, 5.500%, 7/15/21

------------------------------------------------------------------------------------------------------------------------------------
       14,735   Total Water and Sewer                                                                                    15,604,986
------------------------------------------------------------------------------------------------------------------------------------
$     210,760   Total Investments (cost $204,934,890) - 148.4%                                                          213,944,921
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.6)%                                                                       (3,775,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      2,972,199
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.9)%                                                        (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  144,142,120
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES January 31, 2007 (Unaudited)
                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $91,688,321,
   $34,306,399, $52,824,958, $64,637,108 and
   $204,934,890, respectively)                    $95,323,188       $35,430,221      $55,161,709       $66,567,119     $213,944,921
Cash                                                       --                --               --           650,102           64,726
Receivables:
   Interest                                           666,070           286,404          415,193           425,591        3,229,580
   Investments sold                                        --                --        1,113,599                --           14,558
Other assets                                            1,398             1,190            2,951             8,011            3,379
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                 95,990,656        35,717,815       56,693,452        67,650,823      217,257,164
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                        126,716            51,037          485,808                --               --
Floating rate obligations                           2,054,352           622,856          994,488         1,185,379        3,775,000
Accrued expenses:
   Management fees                                     50,724            11,483           15,741            17,804          114,260
   Other                                               29,202            20,379            7,456            14,976          193,086
Preferred share dividends payable                      16,272             1,035           11,352             4,068           32,698
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                             2,277,266           706,790        1,514,845         1,222,227        4,115,044
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value             30,000,000        12,000,000       18,500,000        22,000,000       69,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares            $63,713,390       $23,011,025      $36,678,607       $44,428,596     $144,142,120
====================================================================================================================================
Common shares outstanding                           4,468,210         1,548,711        2,433,004         3,067,531        9,495,144
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)          $     14.26       $     14.86      $     15.08       $     14.48     $      15.18
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share           $    44,682       $    15,487      $    24,330       $    30,675     $     94,951
Paid-in surplus                                    62,143,653        21,908,212       34,477,587        43,247,056      134,624,791
Undistributed (Over-distribution of) net
   investment income                                 (116,585)          (38,104)         (55,747)         (145,516)         128,011
Accumulated net realized gain (loss)
   from investments and
   derivative transactions                         (1,993,227)            1,608         (104,314)         (633,630)         284,336
Net unrealized appreciation
   (depreciation) of investments
   and derivative transactions                      3,634,867         1,123,822        2,336,751         1,930,011        9,010,031
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares            $63,713,390       $23,011,025      $36,678,607       $44,428,596     $144,142,120
====================================================================================================================================
Authorized shares:
   Common                                         200,000,000         Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                        1,000,000         Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended January 31, 2007 (Unaudited)
                                                      ARIZONA           ARIZONA          ARIZONA           ARIZONA            TEXAS
                                                      PREMIUM          DIVIDEND         DIVIDEND          DIVIDEND          QUALITY
                                                       INCOME         ADVANTAGE      ADVANTAGE 2       ADVANTAGE 3           INCOME
                                                        (NAZ)             (NFZ)            (NKR)             (NXE)            (NTX)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $2,262,239          $826,734       $1,335,947        $1,548,803      $ 5,377,612
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                       301,947           113,011          178,142           213,782          680,755
Preferred shares - auction fees                        37,808            15,123           23,315            27,725           86,958
Preferred shares - dividend disbursing agent fees       5,041             5,041            5,041             5,041           10,082
Shareholders' servicing agent fees and expenses         2,144               172              163               100            5,533
Floating rate obligations interest expense and fees    15,474             4,691            7,488             8,927           11,030
Custodian's fees and expenses                          16,502            10,366           10,693            14,621           27,622
Directors'/Trustees' fees and expenses                  1,244               394              814               968            3,008
Professional fees                                       6,698             5,388            5,826             6,080            9,410
Shareholders' reports - printing and mailing expenses   7,614             4,032            5,363             6,304           14,770
Stock exchange listing fees                             4,974                66              104               131            4,983
Investor relations expense                              6,116             2,260            3,519             4,169           13,182
Other expenses                                          8,103             6,231            6,821             6,854           10,276
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                          413,665           166,775          247,289           294,702          877,609
   Custodian fee credit                                (6,956)           (4,367)          (3,657)           (5,086)         (14,473)
   Expense reimbursement                                   --           (44,466)         (84,112)         (107,668)              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                          406,709           117,942          159,520           181,948          863,136
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               1,855,530           708,792        1,176,427         1,366,855        4,514,476
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments             111,296             1,665           61,460            23,544          502,967
Net realized gain (loss) from forward swaps                --                --               --            10,344               --
Change in net unrealized appreciation
   (depreciation) of investments                      579,343           292,793          246,863           581,385        1,180,748
Change in net unrealized appreciation
   (depreciation) of forward swaps                         --                --               --           (48,098)              --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)               690,639           294,458          308,323           567,175        1,683,715
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                           (489,202)         (180,715)        (282,079)         (379,010)      (1,147,823)
From accumulated net realized gains                        --           (24,096)         (24,790)               --          (97,712)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders      (489,202)         (204,811)        (306,869)         (379,010)      (1,245,535)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                   $2,056,967          $798,439       $1,177,881        $1,555,020      $ 4,952,656
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                            ARIZONA                             ARIZONA                           ARIZONA
                                      PREMIUM INCOME (NAZ)              DIVIDEND ADVANTAGE (NFZ)         DIVIDEND ADVANTAGE 2 (NKR)
                                  ----------------------------        ----------------------------     -----------------------------
                                   SIX MONTHS                         SIX MONTHS                        SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED           ENDED       YEAR ENDED
                                      1/31/07          7/31/06           1/31/07           7/31/06         1/31/07          7/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 1,855,530      $ 3,721,825         $ 708,792       $ 1,443,824     $ 1,176,427      $ 2,339,566
Net realized gain (loss)
   from investments                   111,296          118,668             1,665           129,877          61,460          124,725
Net realized gain (loss) from
   forward swaps                           --               --                --            45,960              --           89,291
Change in net unrealized
   appreciation (depreciation)
   of investments                     579,343       (1,870,680)          292,793          (781,653)        246,863       (1,063,447)
Change in net unrealized appreciation
   (depreciation) of forward swaps         --               --                --           (25,345)             --          (50,556)
Distributions to Preferred shareholders:
   From net investment income        (489,202)        (787,320)         (180,715)         (305,984)       (282,079)        (485,176)
   From accumulated net
      realized gains                       --               --           (24,096)          (14,818)        (24,790)         (34,003)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  2,056,967        1,182,493           798,439           491,861       1,177,881          920,400
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,367,272)      (3,081,682)         (570,721)       (1,299,911)       (904,843)      (2,009,891)
From accumulated net
   realized gains                          --               --           (95,091)         (118,137)        (98,537)        (256,786)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,367,272)      (3,081,682)         (665,812)       (1,418,048)     (1,003,380)      (2,266,677)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --          100,418            16,893            35,014          39,041          106,998
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions         --          100,418            16,893            35,014          39,041          106,998
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares        689,695       (1,798,771)          149,520          (891,173)        213,542       (1,239,279)
Net assets applicable to Common
   shares at the beginning
   of period                       63,023,695       64,822,466        22,861,505        23,752,678      36,465,065       37,704,344
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $63,713,390      $63,023,695       $23,011,025       $22,861,505     $36,678,607      $36,465,065
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period           $  (116,585)     $  (115,641)      $   (38,104)      $     4,540     $   (55,747)     $   (45,252)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                               ARIZONA                             TEXAS
                                                                      DIVIDEND ADVANTAGE 3 (NXE)            QUALITY INCOME (NTX)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS                        SIX MONTHS
                                                                           ENDED        YEAR ENDED           ENDED       YEAR ENDED
                                                                         1/31/07           7/31/06         1/31/07          7/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,366,855       $ 2,706,006      $ 4,514,476     $ 9,149,206
Net realized gain (loss) from investments                                 23,544           111,246          502,967       1,401,122
Net realized gain (loss) from
   forward swaps                                                          10,344           143,857               --              --
Change in net unrealized appreciation
   (depreciation) of investments                                         581,385        (1,013,672)       1,180,748      (4,517,912)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                       (48,098)          (30,567)              --              --
Distributions to Preferred shareholders:
   From net investment income                                           (379,010)         (597,775)      (1,147,823)     (2,071,629)
   From accumulated net realized gains                                        --                --          (97,712)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     1,555,020         1,319,095        4,952,656       3,960,787
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,039,894)       (2,239,245)      (3,475,223)     (7,757,330)
From accumulated net realized gains                                           --                --         (344,674)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (1,039,894)       (2,239,245)      (3,819,897)     (7,757,330)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                              --             4,304               --          88,073
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions                                            --             4,304               --          88,073
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                           515,126          (915,846)       1,132,759      (3,708,470)
Net assets applicable to Common
   shares at the beginning of period                                  43,913,470        44,829,316      143,009,361     146,717,831
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $44,428,596       $43,913,470     $144,142,120    $143,009,361
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period                                              $  (145,516)      $   (93,467)    $    128,011    $    236,581
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Arizona Dividend Advantage Municipal Fund (NFZ), Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR), Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) and Nuveen Texas Quality Income Municipal Fund
(NTX). Common shares of Arizona Premium Income (NAZ) and Texas Quality Income
(NTX) are traded on the New York Stock Exchange while Common shares of Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Arizona Dividend Advantage 3 (NXE) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or a forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2007, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                              ARIZONA        ARIZONA       ARIZONA       ARIZONA         TEXAS
                                              PREMIUM       DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                               INCOME      ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                (NAZ)          (NFZ)         (NKR)         (NXE)         (NTX)
--------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                        --             --            --           880           760
   Series T                                        --            480            --            --            --
   Series W                                        --             --           740            --            --
   Series TH                                    1,200             --            --            --         2,000
--------------------------------------------------------------------------------------------------------------
Total                                           1,200            480           740           880         2,760
==============================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended January 31, 2007, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate related to self-deposited inverse floaters during the six months ended January 31, 2007, were as follows:

                                              ARIZONA        ARIZONA       ARIZONA       ARIZONA         TEXAS
                                              PREMIUM       DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                               INCOME      ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                (NAZ)          (NFZ)         (NKR)         (NXE)         (NTX)
---------------------------------------------------------------------------------------------------------------
Average floating rate obligations            $790,628       $239,705      $382,743      $456,203      $574,457
Average annual interest rate                     3.88%          3.88%         3.88%         3.88%         3.81%
===============================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



2. FUND SHARES

Transactions in Common shares were as follows:

                                    ARIZONA PREMIUM             ARIZONA DIVIDEND           ARIZONA DIVIDEND
                                      INCOME (NAZ)               ADVANTAGE (NFZ)           ADVANTAGE 2 (NKR)
                               ------------------------     ------------------------   ------------------------
                               SIX MONTHS                   SIX MONTHS                 SIX MONTHS
                                    ENDED    YEAR ENDED          ENDED    YEAR ENDED        ENDED    YEAR ENDED
                                  1/31/07       7/31/06        1/31/07       7/31/06      1/31/07       7/31/06
---------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions       --         6,761          1,067         2,135        2,508         6,848
===============================================================================================================
                                                                ARIZONA DIVIDEND            TEXAS QUALITY
                                                                ADVANTAGE 3 (NXE)            INCOME (NTX)
                                                            ------------------------   ------------------------
                                                            SIX MONTHS                 SIX MONTHS
                                                                 ENDED    YEAR ENDED        ENDED    YEAR ENDED
                                                               1/31/07       7/31/06      1/31/07       7/31/06
---------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                                    --           288           --         5,523
===============================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended January 31, 2007, were as follows:

                                              ARIZONA        ARIZONA       ARIZONA       ARIZONA         TEXAS
                                              PREMIUM       DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                               INCOME      ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                (NAZ)          (NFZ)         (NKR)         (NXE)         (NTX)
--------------------------------------------------------------------------------------------------------------
Purchases                                  $7,608,870     $4,400,459    $4,904,775    $6,997,732   $15,325,212
Sales and maturities                        5,998,571      1,672,813     4,208,100     6,361,859    11,156,152
==============================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2007, the cost of investments was as follows:

                                              ARIZONA        ARIZONA       ARIZONA       ARIZONA         TEXAS
                                              PREMIUM       DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                               INCOME      ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                (NAZ)          (NFZ)         (NKR)         (NXE)         (NTX)
--------------------------------------------------------------------------------------------------------------
Cost of investments                       $89,609,894    $33,672,049   $51,950,749   $63,510,713  $200,926,131
==============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

                                              ARIZONA        ARIZONA       ARIZONA       ARIZONA         TEXAS
                                              PREMIUM       DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                               INCOME      ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                (NAZ)          (NFZ)         (NKR)         (NXE)         (NTX)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                            $3,873,457     $1,201,738    $2,455,281    $2,071,975    $9,369,407
   Depreciation                              (215,447)       (74,212)     (229,121)     (199,058)     (276,112)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments           $3,658,010     $1,127,526    $2,226,160    $1,872,917    $9,093,295
==============================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at July 31, 2006, the Funds' last tax year end, were as follows:

                                              ARIZONA        ARIZONA       ARIZONA       ARIZONA         TEXAS
                                              PREMIUM       DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                               INCOME      ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                (NAZ)          (NFZ)         (NKR)         (NXE)         (NTX)
--------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *         $98,264       $106,365      $118,647       $91,940      $795,438
Undistributed net ordinary income **               --          3,027            --            --            --
Undistributed net long-term capital gains          --        119,130        69,876            --       223,755
==============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on July 3, 2006, paid on August 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                              ARIZONA        ARIZONA       ARIZONA       ARIZONA         TEXAS
                                              PREMIUM       DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                               INCOME      ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                (NAZ)          (NFZ)         (NKR)         (NXE)         (NTX)
--------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income   $3,923,547     $1,618,663    $2,507,532    $2,850,308    $9,881,946
Distributions from net ordinary income **          --             --            --            --        22,028
Distributions from net long-term capital gains     --        132,955       290,789            --            --
==============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At July 31, 2006, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                            ARIZONA      ARIZONA
                                                            PREMIUM     DIVIDEND
                                                             INCOME  ADVANTAGE 3
                                                              (NAZ)        (NXE)
--------------------------------------------------------------------------------
Expiration year:
   2011                                                  $  477,877     $     --
   2012                                                   1,553,627      205,820
   2013                                                          --      160,902
   2014                                                          --      218,127
--------------------------------------------------------------------------------
Total                                                    $2,031,504     $584,849
================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2005 through July 31, 2006 ("post-October losses"), in accordance with Federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

                                                            ARIZONA      ARIZONA
                                                            PREMIUM     DIVIDEND
                                                             INCOME  ADVANTAGE 3
                                                              (NAZ)        (NXE)
--------------------------------------------------------------------------------
                                                            $73,017      $23,223
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                            ARIZONA PREMIUM INCOME (NAZ)
(INCLUDING NET ASSETS                                 TEXAS QUALITY INCOME (NTX)
ATTRIBUTABLE TOPREFERRED SHARES)                             FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                                ARIZONA DIVIDEND ADVANTAGE (NFZ)
AVERAGE DAILY NET ASSETS                      ARIZONA DIVIDEND ADVANTAGE 2 (NKR)
(INCLUDING NET ASSETS                         ARIZONA DIVIDEND ADVANTAGE 3 (NXE)
 ATTRIBUTABLE TOPREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2007, the complex-level fee rate was .1844%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Arizona Dividend Advantage's (NFZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JANUARY 31,                                  JANUARY 31,
--------------------------------------------------------------------------------
2001*                      .30%              2007                           .25%
2002                       .30               2008                           .20
2003                       .30               2009                           .15
2004                       .30               2010                           .10
2005                       .30               2011                           .05
2006                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage (NFZ) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Arizona Dividend Advantage 2's (NKR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
--------------------------------------------------------------------------------
2002*                      .30%              2008                           .25%
2003                       .30               2009                           .20
2004                       .30               2010                           .15
2005                       .30               2011                           .10
2006                       .30               2012                           .05
2007                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 2 (NKR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Arizona Dividend Advantage 3's (NXE) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%              2007                           .32%
2003                       .32               2008                           .24
2004                       .32               2009                           .16
2005                       .32               2010                           .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 3 (NXE) for any portion of its fees and expenses beyond September 30, 2010.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by July 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 1, 2007, to shareholders of record on February 15, 2007, as follows:

                                              ARIZONA        ARIZONA       ARIZONA       ARIZONA         TEXAS
                                              PREMIUM       DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                               INCOME      ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                (NAZ)          (NFZ)         (NKR)         (NXE)         (NTX)
--------------------------------------------------------------------------------------------------------------
Dividend per share                             $.0510         $.0585        $.0615        $.0565        $.0605
==============================================================================================================

                        Financial
                             HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                       Investment Operations                              Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders      Total
====================================================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)               $14.10        $ .42        $.16           $(.11)            $ --     $ .47        $(.31)      $ --      $(.31)
2006                   14.53          .83        (.39)           (.18)              --       .26         (.69)        --       (.69)
2005                   14.04          .86         .56            (.09)              --      1.33         (.84)        --       (.84)
2004                   13.66          .92         .43            (.05)              --      1.30         (.92)        --       (.92)
2003                   14.25          .97        (.57)           (.07)              --       .33         (.92)        --       (.92)
2002                   14.77         1.07        (.57)           (.09)            (.01)      .40         (.88)      (.04)      (.92)

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)                14.77          .46         .20            (.12)            (.02)      .52         (.37)      (.06)      (.43)
2006                   15.37          .93        (.40)           (.20)            (.01)      .32         (.84)      (.08)      (.92)
2005                   15.00          .97         .46            (.10)              --      1.33         (.92)      (.04)      (.96)
2004                   14.45          .99         .57            (.06)              --      1.50         (.91)      (.04)      (.95)
2003                   14.81         1.00        (.38)           (.07)            (.01)      .54         (.88)      (.04)      (.92)
2002                   14.37         1.04         .36            (.11)              --      1.29         (.84)      (.01)      (.85)
====================================================================================================================================
                                                                       Total Returns
                                                                  ----------------------
                                                                                 Based
                             Offering                                               on
                            Costs and      Ending                               Common
                            Preferred      Common                  Based         Share
                                Share       Share      Ending         on           Net
                         Underwriting   Net Asset      Market     Market         Asset
                            Discounts       Value       Value      Value**       Value**
========================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
----------------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)                          $ --      $14.26      $13.93       4.02%         3.30%
2006                               --       14.10       13.69      (5.62)         1.84
2005                               --       14.53       15.22       5.17          9.69
2004                               --       14.04       15.27       7.97          9.66
2003                               --       13.66       15.00      (5.98)         2.21
2002                               --       14.25       16.90       9.63          2.88

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
----------------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)                            --       14.86       15.08      (2.50)         3.51
2006                               --       14.77       15.90       4.54          2.14
2005                               --       15.37       16.08      10.88          9.04
2004                               --       15.00       15.40       7.05         10.56
2003                              .02       14.45       15.30       3.06          3.67
2002                               --       14.81       15.75       6.38          9.32
========================================================================================
                                                                 Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                      Ratios to Average Net Assets                  Ratios to Average Net Assets
                                      Applicable to Common Shares                   Applicable to Common Shares
                                      Before Credit/Reimbursement                   After Credit/Reimbursement***
                               --------------------------------------------  -------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding      Investment     Turnover
                 Shares (000)   Interest++(b)   Interest++(b)      Income++   Interest++(b)   Interest++(b)     Income++       Rate
====================================================================================================================================
ARIZONA PREMIUM
INCOME (NAZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)              $63,713        1.28%*          1.23%*           5.71%*       1.26%*          1.21%*          5.73%*          6%
2006                  63,024        1.21            1.21             5.83         1.19            1.19            5.84           22
2005                  64,822        1.20            1.20             5.91         1.19            1.19            5.92           17
2004                  62,431        1.22            1.22             6.49         1.21            1.21            6.50           26
2003                  60,547        1.25            1.25             6.81         1.24            1.24            6.82           17
2002                  62,876        1.28            1.28             7.45         1.26            1.26            7.47           19

ARIZONA DIVIDEND
ADVANTAGE (NFZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)               23,011        1.42*           1.38*            5.62*        1.00*            .96*           6.04*           5
2006                  22,862        1.36            1.36             5.79          .92             .92            6.23           24
2005                  23,753        1.34            1.34             5.82          .87             .87            6.28           18
2004                  23,153        1.30            1.30             6.10          .83             .83            6.57           24
2003                  22,290        1.35            1.35             6.11          .91             .91            6.55           20
2002                  22,791        1.41            1.41             6.72          .93             .93            7.20           40
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
ARIZONA PREMIUM INCOME (NAZ)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)           $30,000       $25,000      $78,094        $2,054       $46,617
2006               30,000        25,000       77,520            --            --
2005               30,000        25,000       79,019            --            --
2004               30,000        25,000       77,026            --            --
2003               30,000        25,000       75,456            --            --
2002               30,000        25,000       77,397            --            --

ARIZONA DIVIDEND ADVANTAGE (NFZ)
--------------------------------------------------------------------------------

Year Ended 7/31:
2007(a)            12,000        25,000       72,940           623        57,210
2006               12,000        25,000       72,628            --            --
2005               12,000        25,000       74,485            --            --
2004               12,000        25,000       73,235            --            --
2003               12,000        25,000       71,438            --            --
2002               12,000        25,000       72,480            --            --
================================================================================

*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)  For the six months ended January 31, 2007.

(b) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

                                 See accompanying notes to financial statements.


                                  50-51 spread

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)               $15.00         $.48        $.14           $(.12)           $(.01)    $ .49        $(.37)     $(.04)     $(.41)
2006                   15.56          .96        (.37)           (.20)            (.01)      .38         (.83)      (.11)      (.94)
2005                   15.10          .97         .59            (.11)            (.01)     1.44         (.86)      (.12)      (.98)
2004                   14.57          .96         .53            (.06)              --      1.43         (.86)      (.04)      (.90)
2003                   14.88          .96        (.31)           (.08)              --       .57         (.86)      (.01)      (.87)
2002(a)                14.33          .24         .71            (.02)              --       .93         (.22)        --       (.22)

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)                14.32          .45         .17            (.12)              --       .50         (.34)        --       (.34)
2006                   14.62          .88        (.26)           (.19)              --       .43         (.73)        --       (.73)
2005                   14.01          .89         .62            (.10)              --      1.41         (.80)        --       (.80)
2004                   13.45          .89         .54            (.06)              --      1.37         (.80)        --       (.80)
2003(b)                14.33          .66        (.67)           (.05)              --      (.06)        (.61)        --       (.61)
====================================================================================================================================
                                                                        Total Returns
                                                                   ----------------------
                                                                                  Based
                              Offering                                               on
                             Costs and      Ending                               Common
                             Preferred      Common                  Based         Share
                                 Share       Share      Ending         on           Net
                          Underwriting   Net Asset      Market     Market         Asset
                             Discounts       Value       Value      Value**       Value**
=========================================================================================
ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
-----------------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)                           $ --      $15.08      $15.16       1.31%         3.27%
2006                                --       15.00       15.37        .82          2.49
2005                                --       15.56       16.19      16.30          9.74
2004                                --       15.10       14.82       9.46          9.98
2003                              (.01)      14.57       14.40      (3.53)         3.67
2002(a)                           (.16)      14.88       15.80       6.81          5.38

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
-----------------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)                             --       14.48       14.25       7.97          3.48
2006                                --       14.32       13.52      (1.80)         3.03
2005                                --       14.62       14.48      15.11         10.21
2004                              (.01)      14.01       13.30       1.01         10.25
2003(b)                           (.21)      13.45       13.97      (2.76)        (2.05)
=========================================================================================
                                                                  Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                 Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                      Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------

                       Ending
                          Net
                       Assets
                   Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net   Portfolio
                    to Common   Including       Excluding       Investment    Including       Excluding      Investment    Turnover
                  Shares (000)   Interest++(d)   Interest++(d)      Income++   Interest++(d)   Interest++(d)     Income++      Rate
====================================================================================================================================
ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)                36,679        1.32%*          1.28%*           5.82%*        .85%*           .81%*          6.29%*         7%
2006                   36,465        1.28            1.28             5.88          .82             .82            6.34          11
2005                   37,704        1.27            1.27             5.76          .82             .82            6.22          11
2004                   36,543        1.27            1.27             5.83          .80             .80            6.30          14
2003                   35,237        1.27            1.27             5.78          .82             .82            6.23           4
2002(a)                35,913        1.19*           1.19*            4.43*         .77*            .77*           4.85*          1

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)                44,429        1.31*           1.27*            5.56*         .81*            .77*           6.06*          9
2006                   43,913        1.26            1.26             5.63          .78             .78            6.12          12
2005                   44,829        1.25            1.25             5.63          .76             .76            6.12          15
2004                   42,983        1.25            1.25             5.80          .76             .76            6.29          22
2003(b)                41,247        1.19*           1.19*            5.05*         .73*            .73*           5.52*         16
===================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
ARIZONA DIVIDEND
ADVANTAGE 2 (NKR)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)           $18,500       $25,000      $74,566         $ 994       $56,484
2006               18,500        25,000       74,277            --            --
2005               18,500        25,000       75,952            --            --
2004               18,500        25,000       74,382            --            --
2003               18,500        25,000       72,618            --            --
2002(a)            18,500        25,000       73,531            --            --

ARIZONA DIVIDEND
ADVANTAGE 3 (NXE)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)            22,000        25,000       75,487         1,185        57,040
2006               22,000        25,000       74,902            --            --
2005               22,000        25,000       75,942            --            --
2004               22,000        25,000       73,844            --            --
2003(b)            22,000        25,000       71,872            --            --
================================================================================

*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) For the period March 25, 2002 (commencement of operations) through July 31, 2002.

(b) For the period September 25, 2002 (commencement of operations) through July 31, 2003.

(c)  For the six months ended January 31, 2007.

(d) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.


                                 See accompanying notes to financial statements.

                                  52-53 spread

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
TEXAS QUALITY
INCOME (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)               $15.06        $ .48        $.18           $(.12)           $(.01)    $ .53        $(.37)     $(.04)     $(.41)
2006                   15.46          .96        (.32)           (.22)              --       .42         (.82)        --       (.82)
2005                   15.12         1.00         .41            (.13)              --      1.28         (.94)        --       (.94)
2004                   14.57         1.03         .55            (.07)              --      1.51         (.96)        --       (.96)
2003                   15.14         1.05        (.58)           (.08)              --       .39         (.95)      (.01)      (.96)
2002                   15.16         1.11        (.02)           (.10)            (.02)      .97         (.92)      (.07)      (.99)
====================================================================================================================================
                                                               Total Returns
                                                            ----------------------
                                                                           Based
                       Offering                                               on
                      Costs and      Ending                               Common
                      Preferred      Common                  Based         Share
                          Share       Share      Ending         on           Net
                   Underwriting   Net Asset      Market     Market         Asset
                      Discounts       Value       Value      Value**       Value**
==================================================================================
TEXAS QUALITY
INCOME (NTX)
----------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)                    $ --      $15.18      $14.54       1.57%         3.47%
2006                         --       15.06       14.71      (4.03)         2.77
2005                         --       15.46       16.19      17.83          8.61
2004                         --       15.12       14.59       5.87         10.51
2003                         --       14.57       14.71       4.14          2.54
2002                         --       15.14       15.07       9.29          6.61
==================================================================================
                                                                  Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                 Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                      Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net    Portfolio
                    to Common   Including       Excluding       Investment    Including       Excluding      Investment     Turnover
                  Shares (000)   Interest++(b)   Interest++(b)      Income++   Interest++(b)   Interest++(b)     Income++       Rate
====================================================================================================================================
TEXAS QUALITY
INCOME (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)               144,142        1.20%*          1.18%*           6.14%*       1.18%*          1.16%*          6.16%*         5%
2006                  143,009        1.19            1.19             6.31         1.18            1.18            6.33          13
2005                  146,718        1.18            1.18             6.42         1.16            1.16            6.44          14
2004                  143,233        1.18            1.18             6.77         1.18            1.18            6.77          16
2003                  137,975        1.20            1.20             6.93         1.19            1.19            6.94          12
2002                  143,305        1.23            1.23             7.40         1.22            1.22            7.42          22
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
TEXAS QUALITY INCOME (NTX)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(a)           $69,000       $25,000      $77,225        $3,775       $57,461
2006               69,000        25,000       76,815            --            --
2005               69,000        25,000       78,159            --            --
2004               69,000        25,000       76,896            --            --
2003               69,000        25,000       74,991            --            --
2002               69,000        25,000       76,922            --            --
================================================================================

*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)  For the six months ended January 31, 2007.

(b) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

                                 See accompanying notes to financial statements.

                                  54-55 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Automatic Dividend
     REINVESTMENT PLAN



NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on May 1, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                        Notes

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing approximately $162 billion in assets, as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools


Logo: NUVEEN Investments

                                                                     ESA-A-0107D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Arizona Dividend Advantage Municipal Fund 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 9, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 9, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 9, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.